SHAREHOLDER LETTER

Dear Shareholder:

This semiannual report for Franklin Value Investors Trust covers the period ended April 30, 1999.

During the six months under review, the domestic economy remained strong with March 1999 unemployment at 4.2%, a 29-year low. Inflation remained benign with no change in Federal Reserve Board (the Fed) policy since the overnight bank lending rate was reduced one-quarter point to 4.75% on November 17, 1998.(1) While the overall global economy remained weak, there were signs that the Asian crisis had peaked and a modest recovery was already under way in a few emerging countries.

The major U.S. stock market news during the reporting period was the continuous flow of capital into equity securities--mostly Internet, Internet-related and larger-capitalization brand name stocks. In fact, the Dow Jones((R)) Industrial Average set a number of records, including closing above the 10000-point mark for the first time on March 29, as the Standard & Poor's((R)) 500 (S&P 500((R))) and the NASDAQ indexes also reached all-time highs. Larger-cap stocks drove the S&P 500 Index's 5.0% rise in the first quarter. Small-cap stocks, especially those considered "value," remained out of favor as indicated by the Wilshire Small Companies Value Index, the funds' benchmark, which declined 11.92% for the first three months of 1999.(2) Last year's divergence between small and large cap and between growth and value continued during 1999's first quarter.

1. Sources: Bureau of Labor Statistics, The Federal Reserve Board.
2. Source: Standard & Poor's Micropal.

CONTENTS

Shareholder Letter ....................        1

Fund Reports

 Franklin Balance Sheet
 Investment Fund ......................        3

 Franklin MicroCap
 Value Fund ...........................        7

 Franklin Value Fund ..................       11

Financial Highlights &
Statement of Investments ..............       16

Financial Statements ..................       35

Notes to
Financial Statements ..................       40

       FUND CATEGORY

[PYRAMID]

Global

Growth

Growth & Income

Income

Tax-Free Income

Toward the end of the reporting period, we were encouraged when strategic buyers and market investors began to recognize some of our bargain holdings. During March, eight of the Trust's portfolio companies benefited from announcements of corporate takeovers, all at a premium to prior-day prices. In addition, the increase in oil pricing caused a significant upward move in our oil service and oil drilling positions. Although there is still a long way to go for value stocks to receive appropriate recognition in the marketplace, we believe the turn has begun.

Franklin Value Investors Trust is organized into three portfolios, each managed in the same spirit but with differing focus. While the funds have distinct investment objectives, our fundamental operating principles remain the same: prudent investment selection and constant professional supervision.

Historically, patient investors achieved good results through evaluating their goals and diversifying their assets. A long-term investment strategy offers investors an opportunity to take advantage of a regularly scheduled investment plan that participates regardless of market fluctuations, and includes buying during market downturns when prices are low and benefiting from market rallies. We suggest you contact your investment representative to discuss your goals and to set up a regular investment plan.

As always, we appreciate your support, welcome your questions and look forward to serving your investment needs in the years to come.

Sincerely,

/s/William J. Lippman

William J. Lippman
President
Franklin Value Investors Trust


FRANKLIN BALANCE
SHEET INVESTMENT FUND

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Balance Sheet Investment Fund seeks high total return as well as capital appreciation by investing primarily in securities that we believe are undervalued in the marketplace. The fund will also seek income when deemed consistent with its goal.
--------------------------------------------------------------------------------

These are the times that try value investors' patience: For the six months ended April 30, 1999, the fund's cumulative total return was -0.58%, compared with 0.91% for the unmanaged Wilshire Small Company Value Index. By contrast, the Dow Jones Industrial Average returned 26.61% and the S&P 500 returned 22.32%.(1) The trend we noted in our annual report last October, where the market equates safety with large size and trading liquidity, continued unabated. We went on to say that the less investor "exuberance" that attends a stock when we buy it, provided it is financially secure, the safer we feel. Of course, we anticipate that the market will come to see things our way, and discover value in our bargains.

So we wait. Despite the performance of the major indices heralded in the media, some sectors -- small, industrial, cyclical (excepting technology) and basic industry -- have been in a bear market for more than a year. By the end of 1998, the takeovers once commonplace among the type of companies in which we invest had all but dried up. Instead, huge companies at already high prices took over each other with their richly valued shares. Even when some deals were at last announced among our holdings, beginning in March, the premiums offered on some were disappointing. Buyers were taking advantage of these stocks' depressed market prices, and the discouragement of value investors, to buy whole companies at bargain prices.

1. Source: Standard & Poor's Micropal. Indices are unmanaged and include reinvested dividends. One cannot invest directly in an index. Cumulative total return represents the change in value of an investment over the period indicated and does not include the sales charge.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 17 of this report.

TOP 10 HOLDINGS
Franklin Balance Sheet
Investment Fund
4/30/99


COMPANY                  % OF TOTAL
INDUSTRY                 NET ASSETS
-----------------------------------
Entergy Corp.               3.07%
Utilities

American National
Insurance Co.               2.71%
Finance

Niagara Mohawk
Holdings Inc.               2.61%
Utilities

CMP Group Inc.              2.17%
Utilities

Handleman Co.               2.12%
Commercial Services

American General Corp.      2.07%
Finance

Castle & Cooke Inc.         1.97%
Consumer Durables

Tecumseh Products Co., A    1.94%
Producer Manufacturing

Charming Shoppes Inc.       1.93%
Retail Trade

LTV Corp.                   1.90%
Non-Energy Minerals


And yet, because of all that, we feel this is a wonderful time to be a value investor. We believe we make money when stocks are cheap, which they most certainly were in our portfolio on April 30, 1999. We sought to take advantage of recent realities to improve the overall quality of our holdings in terms of balance sheet strength and management quality, and move out of positions we viewed as least likely to contribute to performance. Along with basic industry, a significant amount of new investment went into financials, a sector that over time has been fruitful for our low-price-to-book approach, but where bargains were scarce a year ago. With nearly 10% of the fund in cash, we added to our holdings and initiated new purchases. Some were Cubic Corp., DIMON Inc., Timken Co., Capital Re Corp., Hardinge Inc., Boswell J.G. Co., Block Drug Co. Inc., St. Paul Cos. Inc., AmerUs Life Holdings Inc., Farm Family Holdings Inc., Professionals Group Inc., StanCorp Financial Group Inc. and American National Insurance Co.

Looking forward, we sense that the economies of developing countries have stabilized, and in some cases begun to grow again, as shown by the 25.19% rise in the Brazilian and 40.53% rise in the South Korean stock markets from January 1, 1999, to the end of the reporting period.(2) All the while the domestic economy remains strong. Increased marginal demand around the world will have a decidedly beneficial effect on the smaller, more cyclical and commodity-based companies that make up a large part of the fund. We are already seeing evidence of improved profitability, generally in the first-quarter earnings, and it appears to us that the valuation "disconnect" between small-cap versus large, and value versus growth, is approaching a positive resolution. We see a broadening of the markets, evidenced by the unmanaged Wilshire Small Cap Value Index's total return of 8.18% in April versus a total return of 3.87% for the S&P 500.(3) We feel this bodes well for our holdings.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of April 30, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. These insights may help you understand our investment and management philosophy.

2. Sources: Brazil Bovespa Stock Index, Korea Composite Index.
3. Source: Standard & Poor's Micropal.

FRANKLIN BALANCE SHEET
INVESTMENT FUND

CLASS A:

Subject to the maximum 1.50% initial sales charge. Past expense reductions by the fund's manager increased the fund's total returns.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the maximum 1.50% initial sales charge. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated and include the sales charge.

4. One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates and does not include sales charges.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.


PERFORMANCE SUMMARY AS OF 4/30/99

Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION (11/1/98-4/30/99)

  CLASS A                       CHANGE            4/30/99     10/31/98
  Net Asset Value               -$1.57            $30.29      $31.86

                                Distributions
  Dividend Income               $0.2276
  Long-Term Capital Gain        $1.0188
  Short-Term Capital Gain       $0.1441
        TOTAL                   $1.3905

PERFORMANCE

                                                                               INCEPTION
  CLASS A                            6-MONTH        1-YEAR        5-YEAR        (4/2/90)

Cumulative Total Return(1)            -0.58%        -14.18%       +87.38%       +226.34%
Average Annual Total Return(2)        -2.09%        -15.47%       +13.04%       +13.73%
Value of $10,000 Investment(3)      $ 9,791        $ 8,453      $ 18,457      $ 32,142

                             4/30/95       4/30/96       4/30/97       4/30/98       4/30/99
One-Year Total Return(4)      +15.70%       +21.92%       +13.67%       +36.14%        -14.18%


             Past performance is not predictive of future results.

FRANKLIN MICROCAP VALUE FUND

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin MicroCap Value Fund seeks high total return by investing primarily in securities of companies with market capitalizations under $100 million at the time of purchase, and which we believe are undervalued in the marketplace. The fund will also seek income when deemed consistent with its goal.
--------------------------------------------------------------------------------

Franklin MicroCap Value Fund follows the same investment strategy as Franklin Balance Sheet Investment Fund, but is generally limited to companies with market capitalizations below $100 million. The fund closed to all but retirement accounts and existing investors in 1996.

The fund's cumulative total return was +1.14%, compared with 0.91% for the unmanaged Wilshire Small Company Value Index, for the six months ended April 30, 1999.(1) As was true in the previous reporting period, the market equated safety with large size and trading liquidity during the six months under review. Because this portfolio owns only the smallest of the low price-to-book companies, this trend had a greater impact on your fund. Historically, takeovers among the type of companies in which we invest were commonplace; however, by the end of 1998, such takeover activity had all but dried up. Instead, huge companies at already high prices took over each other with their richly valued shares. Starting in March we did begin to see a resumption of takeover activity among smaller-cap companies. Some of the deals were at prices below what we consider fair, but we are encouraged that financial and strategic buyers are agreeing with us that the market is pricing these companies too cheaply.

1. Cumulative total return represents the change in value of an investment over the period indicated and does not include the sales charge. Source for Wilshire Small Company Value Index: Standard & Poor's Micropal. Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 23 of this report.

Top 10 Holdings
Franklin MicroCap Value Fund
4/30/99


Company                         % of Total
Industry                        Net Assets
------------------------------------------

EMCON                              2.37%
Industrial Services

Crowley Maritime Corp.             2.18%
Transportation

Moore Products Co.                 2.13%
Electronic Technology

United Retail Group Inc.           1.99%
Retail Trade

Atlantic Tele-Network,Inc.         1.99%
Telecommunications

Maynard Oil Co.                    1.90%
Energy Minerals

Seneca Foods Corp., A              1.88%
Consumer Non-Durables

Bangor Hydro-Electric Co.          1.87%
Utilities

Zemex Corp.                        1.76%
Non-Energy Minerals

American Pacific Corp.             1.75%
Process Industries



There have been some fairly substantial changes in the portfolio over the past six months. Two of the 10 largest positions as of October 31, 1998, Spaghetti Warehouse, Inc. and Bayonne Bancshares, Inc., were sold pursuant to mergers that had already been announced by that date. A third, MidCity Financial Corp., was sold at a substantial gain and a large premium to book value. Aydin Corp.; Treadco, Inc.; Citizens Electric Co.; and Interlink Computer Sciences, Inc.
were also sold into mergers. Additionally, buyouts of Trak Auto Corp., American Indemnity Financial Corp. and Bridgeport Machines, Inc. were announced, with settlement expected within the next three months. The most significant new investments in the reporting period, through either additions or new positions, were Ultrak Inc., Flanders Corp., Seneca Foods Corp., Standard Commercial Corp., S & K Famous Brands Inc. and Bangor Hydro-Electric Co.

Reflecting the difficult environment for value investors, the fund experienced net redemptions during the period. To raise cash we took profits in Garan, Inc.; DEB Shops, Inc.; HF Bancorp, Inc.; Crowley Maritime Corp.; Pitt-Des Moines, Inc.; Allou Health and Beauty, Inc.; Farm Family Holdings, Inc.; Jan Bell Marketing, Inc.; Jos. A. Bank Clothiers, Inc.; Professionals Group Inc.; Little Falls Bancorp, Inc.; M/I Schottenstein Homes, Inc.; Powerhouse Technologies, Inc. and others, through either complete or partial liquidations.

We are confident that our new positions in the fund represent unusual values that the market will eventually recognize. We are heartened that trends in global commodity demand are positive for many of our companies, so that improvement in absolute and relative performance for out-of-favor basic industries should be closer at hand. The Wilshire 5000 Index-- the best representation of the entire stock market because it is composed of more than 7,000 companies headquartered in the U.S.--rose 4.79% in April 1999.(2) We believe this indicates recent broadening of the markets to include more than just a few large caps and tech stocks. Moreover, in April the unmanaged Wilshire Small Cap Value Index produced a total return of 8.18% while the S&P 500's total return was only 3.81%.(2) We believe these factors bode well for the fund.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of April 30, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. These insights may help you understand our investment and management philosophy.

2 Source: Standard & Poor's Micropal.

FRANKLIN MICROCAP VALUE FUND

  Class A:

  Subject to the current, maximum 5.75% initial sales charge. Prior to August 3, 1998,fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Past expense reductions by the fund's manager increased the fund's total performance.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated and include the current, applicable, maximum sales charge.

4. One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates and does not include sales charges.

  Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

PERFORMANCE SUMMARY AS OF 4/30/99

Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION (11/1/98-4/30/99)


  CLASS A                       CHANGE          4/30/99  10/31/98
  ----------------------------------------------------------------

  Net Asset Value               -$1.35           $18.92     $20.27

                                Distributions
                                ----------------------------------
  Long-Term Capital Gain        $0.9768
  Short-Term Capital Gain       $0.5866
        TOTAL                   $1.5634

PERFORMANCE

                                                                          INCEPTION
  CLASS A                                6-MONTH     1-YEAR      3-YEAR   (12/12/95)
  ----------------------------------------------------------------------------------
  Cumulative Total Return(1)              +1.14%     -19.95%     +27.29%    +50.48%
  Average Annual Total Return(2)          -4.69%     -24.55%      +6.26%    +10.87%
  Value of $10,000 Investment(3)          $9,531     $7,545     $11,997    $14,179
                                                     4/30/97    4/30/98    4/30/99
  ----------------------------------------------------------------------------------
  One-Year Total Return(4)                             +9.56%    +45.14%    -19.95%


             Past performance is not predictive of future results.

FRANKLIN VALUE FUND

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Value Fund seeks long-term total return by investing in the securities of companies that we believe are undervalued. The fund will seek income when deemed consistent with its goal.
--------------------------------------------------------------------------------

The six-month period ended April 30, 1999, was a very difficult time for value stocks and for Franklin Value Fund. While tech stocks, Internet stocks and large-cap household names blasted off to ever higher prices, more mundane, industrial and commodity-based companies lingered in the shadows, unrecognized or ignored by most investors.

As shown in the Performance Summary beginning on page 15, the fund's Class A shares registered a cumulative total return of +1.60% for the six months ended April 30, 1999. Cumulative total return represents the change in value of an investment over the period indicated and does not include the sales charge. By comparison, the unmanaged Wilshire Small Company Value Index -- the fund's benchmark -- returned 0.91% for the same period.(1) The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

Our value investment strategy focuses on a broad category of bargain stocks. Some sell at a low price to earnings, cash flow, or book value. Others have overlooked assets such as land, valuable intangibles, patents or distribution systems. As a rule these stocks are out-of-favor when we buy, which is why we can get a bargain. If these companies perform as expected, often investors or corporate buyers will discover our holdings and bid prices up. Clearly this did not happen during most of the six months under review, but it did start to take place in April. There were several hints that strategic corporate buyers or investors were beginning to recognize some of our bargain holdings. During March, three of our portfolio holdings benefited from announcements of corporate takeovers, all at a premium to prior-day prices. In addition, our patience with the oil drilling and oil services holdings was finally rewarded as oil prices began to increase, causing a significant, positive move in their stock prices. We are hopeful investors are beginning to seek rational valuations, for it could have a favorable effect on the performance of Franklin Value Fund's portfolio.



1. Source: Standard & Poor's Micropal.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 31 of this report.

TOP 10 HOLDINGS
Franklin Value Fund
4/30/99

COMPANY                        % OF TOTAL
INDUSTRY                       NET ASSETS
-----------------------------------------
JLG Industries Inc.              4.13%
Producer Manufacturing

Tropical Sportswear
International Corp.              3.79%
Consumer Non-Durables

The Timberland Co., A            3.02%
Consumer Non-Durables

Rowan Cos., Inc.                 2.42%
Industrial Services

Professionals Group Inc.         2.26%
Finance

Ensco International Inc.         2.23%
Industrial Services

Atwood Oceanics Inc.             2.14%
Industrial Services

Wolverine World Wide, Inc.       2.14%
Consumer Non-Durables

Timken Co.                       2.09%
Producer Manufacturing

West Pharmaceutical
Services, Inc.                   2.01%
Health Technology



During the reporting period we took steps to position the portfolio to take advantage of the turnaround we anticipate. We began to reduce the number of the fund's positions by liquidating many holdings that were too small to have an impact on the portfolio and several where we felt the reasons for owning them had changed. We focused new purchases on companies with larger market capitalizations, increased liquidity and greater name recognition. Some examples are Dana Corp., Timken Co., The Timberland Co. and Wolverine World Wide Inc.

We believe that the current bargain basement value situation has a positive aspect--it provides patient investors with attractive buying opportunities. We are confident that our value investing approach has the potential to serve our shareholders well over the long term. As experienced value managers, we realize that to harvest the pot of gold at the end of the rainbow we must also bear the rain. While value investing may seem unfavorable in the near term, we believe the rainbow has begun to appear on the horizon. We feel that the upward surge in markets is broadening and starting to include formerly out-of-favor value stocks. The Wilshire 5000 Index--the best representation of the entire stock market because it is composed of more than 7,000 companies headquartered in the U.S.--rose 4.79% in April 1999. Additionally, the unmanaged Wilshire Small Cap Value Index rose 8.18%, while the S&P 500 rose 3.81%, in April.(2) We believe that the fund is well-positioned to turn around and should prove rewarding to its shareholders.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of April 30, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. These insights may help you understand our investment and management philosophy.

2. Source: Standard & Poor's Micropal.

FRANKLIN VALUE FUND

CLASS A (formerly Class I):

Subject to the current, maximum 5.75% initial sales charge. Prior to August 3, 1998, fund shares were offered at a lower initial sales charge; thus actual total returns may differ.(*)

CLASS B:

Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.(*)

CLASS C (formerly Class II):

Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.(*)

ADVISOR CLASS:

No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.(*)

(*)The fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, the fund's total return would have been lower. The fee waiver may be discontinued at any time, upon notice to the funds Board of Directors.

PERFORMANCE SUMMARY AS OF 4/30/99

Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION (11/1/98-4/30/99)


  CLASS A                            CHANGE            4/30/99     10/31/98
  -------------------------------------------------------------------------
  Net Asset Value                    +$0.19             $18.17       $17.98

                                     DISTRIBUTIONS
  -------------------------------------------------------------------------
  Long-Term Capital Gain             $0.0929

  CLASS B                            CHANGE            4/30/99       1/1/99
  -------------------------------------------------------------------------
  Net Asset Value                    -$0.40             $18.13       $18.53

  CLASS C                            CHANGE            4/30/99     10/31/98
  -------------------------------------------------------------------------
  Net Asset Value                    +$0.13             $17.95       $17.82

                                     DISTRIBUTIONS
  -------------------------------------------------------------------------
  Long-Term Capital Gain             $0.0929

  ADVISOR CLASS                      CHANGE            4/30/99    10/31/98
  -------------------------------------------------------------------------
  Net Asset Value                    +$0.24             $18.31      $18.07

                                     DISTRIBUTIONS
  -------------------------------------------------------------------------
  Long-Term Capital Gain             $0.0929


Past performance is not predictive of future results.


PERFORMANCE

                                                                         INCEPTION
  CLASS A                                6-MONTH    1-YEAR     3-YEAR    (3/11/96)
  --------------------------------------------------------------------------------
  Cumulative Total Return(1)              +1.60%    -28.73%    +18.71%     +26.30%
  Average Annual Total Return(2)          -4.26%    -32.81%     +3.82%      +5.70%
  Value of $10,000 Investment(3)         $9,574     $6,719    $11,191     $11,901

                                                   4/30/97    4/30/98     4/30/99
  --------------------------------------------------------------------------------
  One-Year Total Return(4)                          +21.51%    +37.07%     -28.73%

                                                                         INCEPTION
  CLASS B                                                                 (1/1/99)
  --------------------------------------------------------------------------------
  Cumulative Total Return(1)                                                -1.09%
  Aggregate Total Return(2)                                                 -5.05%
  Value of $10,000 Investment(3)                                           $9,495

                                                                         INCEPTION
  CLASS C                                          6-MONTH     1-YEAR     (9/3/96)
  --------------------------------------------------------------------------------
  Cumulative Total Return(1)                         +1.28%    -29.17%     +13.88%
  Average Annual Total Return(2)                     -0.73%    -30.58%      +4.63%
  Value of $10,000 Investment(3)                    $9,927     $6,942     $11,278

                                                                         INCEPTION
  ADVISOR CLASS(5)                       6-MONTH    1-YEAR    3-YEAR     (3/11/96)
  --------------------------------------------------------------------------------
  Cumulative Total Return(1)              +1.87%    -28.40%    +19.87%     +27.54%
  Average Annual Total Return(2)          +1.87%    -28.40%     +6.23%      +8.06%
  Value of $10,000 Investment(3)        $10,187     $7,160    $11,987     $12,754

                                                    4/30/97   4/30/98     4/30/99
  --------------------------------------------------------------------------------
  One-Year Total Return(4)                           21.62%   +37.67%      -28.40%

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Six-month return has not been annualized. Since Class B shares have existed for less than one year, aggregate total return for that class represents total return since inception, including the maximum sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates and does not include sales charges.

5. On January 2, 1997, the fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable only to that class. Since January 2, 1997 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were -0.47% and -0.20% respectively.

--------------------------------------------------------------------------------
Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

Past performance is not predictive of future results.



FRANKLIN VALUE INVESTORS TRUST
Financial Highlights

FRANKLIN BALANCE SHEET INVESTMENT FUND

                                                                                      SIX MONTHS ENDED   YEAR ENDED OCTOBER 31,
                                                                                        APRIL 30,1999    ---------------------
                                                                                         (UNAUDITED)              1998
                                                                                        --------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ................................                   $       31.86        $       35.22
                                                                                        --------------------------------------
Income from investment operations:
 Net investment income ..............................................                             .21                  .50
 Net realized and unrealized gains (losses) .........................                            (.39)               (1.55)
                                                                                        --------------------------------------
Total from investment operations ....................................                            (.18)               (1.05)
                                                                                        --------------------------------------
Less distributions from:
 Net investment income ..............................................                            (.23)                (.51)
 Net realized gains .................................................                           (1.16)               (1.80)
                                                                                        --------------------------------------
Total distributions .................................................                           (1.39)               (2.31)
                                                                                        --------------------------------------
Net asset value, end of period ......................................                   $       30.29        $       31.86
                                                                                        ======================================
Total return(*) .....................................................                           (0.58%)              (3.14%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...................................                   $   1,322,728        $   1,467,207
Ratios to average net assets:
 Expenses ...........................................................                             .90%(**)
 Expenses excluding waiver and payments by affiliate ................                             .90%(**)             .93%
 Net investment income ..............................................                            1.36%(**)            1.47%
Portfolio turnover rate .............................................                            6.92%               11.81%

                                                                                                  YEAR ENDED OCTOBER 31,
                                                                                   ----------------------------------------------
                                                                                     1997          1996         1995      1994
                                                                                   ----------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ................................              $    29.15    $     26.34  $  22.68  $  22.97
                                                                                   ----------------------------------------------
Income from investment operations:
 Net investment income ..............................................                     .48            .47       .30       .23
 Net realized and unrealized gains (losses) .........................                    8.40           3.85      3.98       .51
                                                                                   ----------------------------------------------
Total from investment operations ....................................                    8.88           4.32      4.28       .74
                                                                                   ----------------------------------------------
Less distributions from:
 Net investment income ..............................................                    (.46)          (.44)     (.27)     (.26)
 Net realized gains .................................................                   (2.35)         (1.07)     (.35)     (.77)
                                                                                   ----------------------------------------------
Total distributions .................................................                   (2.81)         (1.51)     (.62)    (1.03)
                                                                                   ----------------------------------------------
Net asset value, end of period ......................................              $    35.22    $     29.15  $  26.34  $  22.68
                                                                                   ==============================================
Total return(*) .....................................................

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...................................              $1,222,953    $   657,002  $387,540  $134,255
Ratios to average net assets:
 Expenses ...........................................................
 Expenses excluding waiver and payments by affiliate ................                    1.08%          1.08%     1.17%     1.34%
 Net investment income ..............................................                    1.59%          1.69%     1.30%      .99%
Portfolio turnover rate .............................................                   24.63%         35.46%    28.63%    24.96%

(*) Total return does not reflect sales commissions or the contingent deferred sales charge,and is not annualized for periods less than one year. Prior to May 1, 1994, dividends from net investment income were invested at the offering price.

(**)     Annualized

                       See notes to financial statements.


FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS, APRIL 30, 1999 (UNAUDITED)

     FRANKLIN BALANCE SHEET INVESTMENT FUND                      SHARES              VALUE
     ---------------------------------------------------------------------------------------
     CLOSED END MUTUAL FUNDS 4.6%
     Central European Equity Fund ....................            250,000       $  3,187,500
     Emerging Markets Infrastructure Fund Inc. .......            300,000          2,625,000
     H & Q Healthcare Investors Fund .................            150,000          1,978,125
     INVESCO Global Health Sciences Fund .............            325,000          5,626,563
     Irish Investment Fund Inc. ......................            135,000          2,446,875
     John Hancock Bank and Thrift Opportunity Fund ...          1,150,000         11,284,375
     Latin America Investment Fund Inc. ..............            175,000          2,078,125
     Latin American Equity Fund Inc. .................            175,000          1,925,000
     Liberty All Star Growth Fund Inc. ...............            150,000          1,603,125
     Mexico Fund .....................................            625,000         10,976,563
  (a)Morgan Grenfell Smallcap Fund Inc. ..............            123,800          1,191,575
     Petroleum & Resources Corp. .....................            100,000          3,587,500
  (a)Royce Global Trust Inc. .........................            160,000            660,000
     Royce Micro-Cap Trust Inc. ......................             50,000            415,625
     Royce Value Trust ...............................             52,500            682,500
     Scudder New Europe Fund Inc. ....................            325,000          6,459,375
     Swiss Helvetia Fund .............................            250,000          3,500,000
                                                                                ------------
     TOTAL CLOSED END MUTUAL FUNDS  (COST $54,318,413)                            60,227,826
                                                                                ------------
     COMMON STOCKS 86.2%
     COMMERCIAL SERVICES 3.4%
(a,c)Handleman Co. ...................................          2,000,000         28,125,000
  (c)Nash-Finch Co. ..................................          1,000,000          9,500,000
     Unisource Worldwide Inc. ........................          1,000,000          8,125,000
                                                                                ------------
                                                                                  45,750,000
                                                                                ------------
     CONSUMER DURABLES 7.7%
     Allen Organ Co., B ..............................             83,000          3,029,500
(a,c)Audiovox Corp., A ...............................          1,630,000         10,391,250
  (a)Baldwin Piano & Organ Co. .......................            124,600          1,121,400
  (a)Beazer Homes USA Inc. ...........................            216,700          4,997,644
(a,c)Castle & Cooke Inc. .............................          1,772,400         26,142,900
  (a)Dixie Group Inc. ................................            500,000          4,437,500
     Engle Homes Inc. ................................            350,000          4,068,750
  (a)Jan Bell Marketing Inc. .........................          1,251,400          3,832,413
     M.D.C. Holdings Inc. ............................            675,000         13,246,875
  (a)OroAmerica Inc. .................................             74,900            641,331
  (a)Powerhouse Technologies Inc. ....................             15,000            262,500
  (c)Pulaski Furniture Corp. .........................            192,000          4,128,000
  (a)Schuler Homes Inc. ..............................            537,400          3,761,800
  (a)U.S. Home Corp. .................................            625,000         21,406,250
  (a)Washington Homes Inc. ...........................            150,000            909,375
                                                                                ------------
                                                                                 102,377,488
                                                                                ------------
     CONSUMER NON-DURABLES 3.6%
     Block Drug Co. Inc., A ..........................            240,900          8,461,613
(a,c)Chic By H.I.S. Inc ..............................            756,000          2,409,750
(a,c)Cyrk Inc. .......................................          1,150,000          7,762,500
     DIMON Inc. ......................................          2,145,000          9,384,375
  (c)Garan Inc. ......................................            285,100          7,626,425
     Genesee Corp., B ................................            117,900          2,402,213


FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS, APRIL 30, 1999 (UNAUDITED) (CONT.)

     FRANKLIN BALANCE SHEET INVESTMENT FUND                                              SHARES             VALUE
     ---------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     CONSUMER NON-DURABLES (CONT.)
  (c)Haggar Corp. ..............................................................           850,000       $ 9,243,750
  (a)Hampton Industries Inc. ...................................................            62,700           289,988
                                                                                                         -----------
                                                                                                          47,580,614
                                                                                                         -----------
     CONSUMER SERVICES 3.0%
(a,c)Aztar Corp. ...............................................................         3,525,000        24,454,688
  (a)Casino Data Systems .......................................................           790,000         2,518,125
(a,c)Unique Casual Restaurants Inc. ............................................           985,000         4,186,250
(a,c)VICORP Restaurants Inc. ...................................................           606,700         9,252,175
                                                                                                         -----------
                                                                                                          40,411,238
                                                                                                         -----------
     ELECTRONIC TECHNOLOGY 3.0%
  (a)Centigram Communications Corp. ............................................           153,000         1,377,000
  (a)Cidco Inc. ................................................................           435,000         2,324,553
     Cubic Corp. ...............................................................           150,200         3,360,725
(a,c)ESCO Electronics Corp. ....................................................           840,000         8,137,500
  (a)FSI International Inc. ....................................................           900,000         6,243,750
  (a)Intergraph Corp. ..........................................................         1,150,000         7,690,625
(a,c)Standard Microsystems Corp. ...............................................         1,375,000        10,140,625
                                                                                                         -----------
                                                                                                          39,274,778
                                                                                                         -----------
     ENERGY MINERALS 1.3%
(a,c)Crown Central Petroleum Corp., B ..........................................           475,000         3,978,125
     Kentucky River Coal Corp. .................................................             1,498         4,662,525
(a,c)Maynard Oil Co. ...........................................................           268,000         2,420,388
     Ultramar Diamond Shamrock Corp. ...........................................           300,000         6,918,750
                                                                                                         -----------
                                                                                                          17,979,788
                                                                                                         -----------
     FINANCE 25.0%
(a,c)ACMAT Corp., A ............................................................           295,000         4,388,125
     American General Corp. ....................................................           370,000        27,380,000
  (a)American Indemnity Financial Corp. ........................................            85,600         1,160,950
     American National Insurance Co. ...........................................           518,400        35,964,000
     AmerUs Life Holdings Inc., A ..............................................           225,000         5,034,375
     Amwest Insurance Group Inc. ...............................................            57,040           570,400
     Argonaut Group Inc. .......................................................           161,000         4,025,000
     Baldwin & Lyons Inc., B ...................................................           112,477         2,643,210
  (a)Calumet Bancorp Inc. ......................................................           105,000         3,366,563
     Capital Re Corp. ..........................................................           790,000        15,454,375
     The Centris Group Inc. ....................................................           240,600         2,736,825
     Chartwell Re Corp. ........................................................           160,000         2,960,000
     Community Savings Bankshares Inc. .........................................            50,000           625,000
(a,c)Echelon International Corp. Inc ...........................................           500,000        11,406,250
  (a)Farm Family Holdings Inc. .................................................           220,000         7,150,000
  (a)Farmers & Merchants Bank of Long Beach ....................................             2,400         6,540,000
     FBL Financial Group Inc., A ...............................................           884,000        17,569,500
  (c)Fidelity Bancorp Inc. .....................................................           138,300         3,146,325
     Fidelity Financial of Ohio Inc. ...........................................            80,000           980,000
     First Defiance Financial Corp. ............................................           300,000         3,525,000
     GA Financial Inc. .........................................................           278,200         4,416,425


FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS, APRIL 30, 1999 (UNAUDITED) (CONT.)

     FRANKLIN BALANCE SHEET INVESTMENT FUND                                                    SHARES            VALUE
     --------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     FINANCE (CONT.)
     Guarantee Life Cos. Inc ......................................................            425,000       $  8,500,000
     Kansas City Life Insurance Co. ...............................................             43,800          3,594,338
     LandAmerica Financial Group Inc. .............................................            140,000          3,920,000
  (c)Merchants Group Inc. .........................................................            257,800          5,574,925
     Meridian Insurance Group Inc. ................................................            299,200          4,983,565
     MMI Cos. Inc .................................................................            443,000          6,866,500
  (a)National Western Life Insurance Co., A .......................................             99,000          9,825,750
  (a)PBOC Holdings Inc. ...........................................................            251,800          2,203,250
     Presidential Life Corp. ......................................................            736,600         13,212,763
(a,c)Professionals Group Inc. .....................................................            455,000         11,574,063
     PXRE Corp. ...................................................................            400,000          7,600,000
  (a)Quaker City Bancorp Inc. .....................................................            137,500          2,148,438
  (a)Risk Capital Holdings Inc. ...................................................            600,000          8,700,000
     RLI Corp. ....................................................................             40,000          1,272,500
     Rouse Co. ....................................................................            330,000          8,023,125
  (a)Scor (France) ................................................................            338,000         16,878,187
     SCPIE Holdings Inc. ..........................................................            534,000         12,816,000
     St.Paul Cos. Inc .............................................................            550,000         15,778,125
  (a)StanCorp Financial Group Inc. ................................................            460,300         11,075,969
  (c)Stewart Information Services Corp. ...........................................            390,000         15,575,625
                                                                                                             ------------
                                                                                                              331,165,446
                                                                                                             ------------
     HEALTH SERVICES .7%
  (a)Trigon Healthcare Inc. .......................................................            273,300          8,677,275
                                                                                                             ------------
     INDUSTRIAL SERVICES .7%
  (c)Ecology & Environment Inc., A ................................................            235,000          1,659,688
  (a)EMCON ........................................................................            186,200          1,035,738
  (a)Harding Lawson Associates Group Inc. .........................................            135,800            967,575
  (a)Matrix Service Co. ...........................................................            457,500          1,601,250
     Petroleum Helicopters Inc. ...................................................             77,500          1,046,250
     Petroleum Helicopters Inc., Non-Voting .......................................            210,000          2,677,500
                                                                                                             ------------
                                                                                                                8,988,001
                                                                                                             ------------
     NON-ENERGY MINERALS 3.8%
     British Steel PLC (United Kingdom) ...........................................          9,600,000         22,836,902
     Central Steel and Wire Co. ...................................................              1,405          1,036,188
  (a)Devcon International Corp. ...................................................            211,200            396,000
     LTV Corp. ....................................................................          3,950,000         25,181,250
  (a)Zemex Corp. ..................................................................             54,000            330,750
                                                                                                             ------------
                                                                                                               49,781,090
                                                                                                             ------------
     PROCESS INDUSTRIES 3.3%
(a,c)American Pacific Corp. .......................................................            421,100          3,474,075
  (a)Boswell J.G. Co ..............................................................              8,000          9,000,000
     Corn Products International Inc. .............................................            259,400          7,490,175
  (c)Delta Woodside Industries Inc. ...............................................          2,320,000         15,805,000
     Mercer International Inc.(Switzerland) .......................................            665,000          4,405,625
  (a)Orange-co Inc. ...............................................................            170,000            881,875
     Terra Industries Inc. ........................................................            690,000          3,191,250
                                                                                                             ------------
                                                                                                               44,248,000
                                                                                                             ------------


FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS, APRIL 30, 1999 (UNAUDITED) (CONT.)

     FRANKLIN BALANCE SHEET INVESTMENT FUND                                                   SHARES             VALUE
     --------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     PRODUCER MANUFACTURING 9.0%
(a,c)Cherry Corp., A ..............................................................            408,900       $  5,571,263
(a,c)Cherry Corp., B ..............................................................            271,000          3,768,607
  (c)Commonwealth Industries Inc. .................................................          1,300,000         12,512,500
  (a)Global Industrial Technologies Inc. ..........................................          1,100,000         14,506,250
     Hardinge Inc. ................................................................            400,000          6,600,000
  (c)Insteel Industries Inc. ......................................................            570,000          4,773,750
     Monarch Machine Tool Co. .....................................................            140,000          1,102,500
  (a)Nashua Corp. .................................................................            299,100          3,215,325
     Oshkosh Truck Corp., B .......................................................            307,900         11,392,300
  (c)Pitt-Des Moines Inc. .........................................................            450,000         10,462,500
     Tecumseh Products Co., A .....................................................            421,000         25,733,625
     Tecumseh Products Co., B .....................................................            114,000          6,483,750
     Timken Co. ...................................................................            495,000         11,044,688
     TransPro Inc. ................................................................            250,000          1,531,250
                                                                                                             ------------
                                                                                                              118,698,308
                                                                                                             ------------
     RETAIL TRADE 7.9%
     Cato Corp., A ................................................................            550,000          6,187,500
(a,c)Charming Shoppes Inc. ........................................................          6,600,000         25,575,000
(a,c)Designs Inc. .................................................................          1,190,000          2,900,625
  (a)Evans Inc. ...................................................................             48,275             72,413
  (c)Fred's Inc. ..................................................................            969,000         11,325,188
(a,c)The Good Guys Inc. ...........................................................            800,000          2,900,000
     Haverty Furniture Co. Inc ....................................................            180,000          4,252,500
(a,c)HomeBase Inc. ................................................................          2,915,000         14,575,000
(a,c)Jacobson Stores Inc. .........................................................            298,100          1,900,388
  (a)Kmart Corp. ..................................................................            590,000          8,776,250
  (a)Lechters Inc. ................................................................            600,000            918,780
  (a)Little Switzerland Inc. ......................................................            183,400            171,938
  (a)PriceSmart Inc. ..............................................................            123,050          2,461,000
(a,c)Syms Corp. ...................................................................          1,137,600          9,171,900
  (a)United Retail Group Inc. .....................................................            632,600          6,839,988
  (c)Wolohan Lumber Co. ...........................................................            520,000          6,110,000
                                                                                                             ------------
                                                                                                              104,138,470
                                                                                                             ------------
     TECHNOLOGY SERVICES .1%
  (a)Government Technology Services Inc. ..........................................            212,800            837,900
                                                                                                             ------------
     TRANSPORTATION 3.3%
  (a)Crowley Maritime Corp. .......................................................              4,440          6,671,100
  (c)International Shipholding Corp. ..............................................            587,900          7,789,675
(a,c)KLLM Transport Services Inc. .................................................            322,000          2,143,329
  (a)Mesa Air Group Inc. ..........................................................            870,300          5,874,525
  (a)OMI Corp. ....................................................................            632,900          1,463,581
     Overseas Shipholding Group Inc. ..............................................          1,540,000         19,250,000
                                                                                                             ------------
                                                                                                               43,192,210
                                                                                                             ------------
     UTILITIES 10.4%
     Central Vermont Public Service Corp. .........................................             70,000            752,500
     CMP Group Inc. ...............................................................          1,486,600         28,802,875



FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS, APRIL 30, 1999 (UNAUDITED) (CONT.)

     FRANKLIN BALANCE SHEET INVESTMENT FUND                                               SHARES                VALUE
     --------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     UTILITIES (CONT.)
     Conectiv Inc. .........................................................               215,000        $     5,146,563
     Entergy Corp. .........................................................             1,300,000             40,625,000
(a,c)Kaneb Services Inc. ...................................................             3,190,000             14,753,750
  (a)Niagara Mohawk Holdings Inc. ..........................................             2,587,000             34,601,125
  (a)Northeast Utilities ...................................................               800,000             12,800,000
                                                                                                          ---------------
                                                                                                              137,481,813
                                                                                                          ---------------
     COMPANY IN LIQUIDATION
  (a)S&C Liquidating Trust .................................................               330,500
                                                                                                          ---------------
     TOTAL COMMON STOCKS (COST $1,106,792,708) .............................                                1,140,582,419
                                                                                                          ---------------
     PREFERRED STOCKS .6%
     FINANCE .6%
     Price Enterprises Inc., 8.75%, pfd., A (COST $6,943,575) ..............               533,400              7,867,650
                                                                                                          ---------------

                                                                                      PRINCIPAL
                                                                                       AMOUNT
                                                                                   ---------------
     BONDS .1%
     Hechinger Co., senior note, 6.95%, 10/15/03 (COST $5,062,228) .........       $     7,000,000              1,435,000
                                                                                                          ---------------
     TOTAL LONG TERM INVESTMENTS (COST $1,173,116,924) .....................                                1,210,112,895
                                                                                                          ---------------
  (b)REPURCHASE AGREEMENT 9.0%
     Joint Repurchase Agreement, 4.862%, 5/03/99, (Maturity Value $119,110,374)
          (COST $119,062,135) ..............................................           119,062,135            119,062,135
      Barclays Capital Inc.
      Bear, Stearns & Co.
      Chase Securities Inc.
      CIBC Oppenheimer Corp.
      Deutsche Bank Securities Inc.
      Donaldson, Lufkin & Jenrette Securities Corp.
      Dresdner Kleinwort Benson, North America LLC
      Lehman Brothers Inc.
      Paine Webber Inc.
      Paribas Corp.
      UBS Securities LLC
       Collateralized by U.S. Treasury Bills & Notes                                                      ---------------
     TOTAL INVESTMENTS (COST $1,292,179,059) 100.5% ........................                                1,329,175,030
     OTHER ASSETS, LESS LIABILITIES (.5%) ..................................                                   (6,447,396)
                                                                                                          ---------------
     NET ASSETS 100.0% .....................................................                              $ 1,322,727,634
                                                                                                          ===============

(a)Non-income producing.
(b)Investment is through participation in a joint account with other funds managed by the investment advisor. At April 30, 1999, all repurchase agreements had been entered into on that date.
(c)See Note 7 regarding holdings of 5% voting securities.

                      See notes to financial statements.


FRANKLIN VALUE INVESTORS TRUST
Financial Highlights

FRANKLIN MICROCAP VALUE FUND

                                                        SIX MONTHS ENDED                YEAR ENDED OCTOBER 31,
                                                          APRIL 30,1999       ------------------------------------------
                                                          (UNAUDITED)           1998             1997            1996(1)
                                                        ----------------      --------         --------         --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value,beginning of period ...........          $  20.27             $  24.29         $  18.44         $  15.00
                                                         ---------------------------------------------------------------
Income from investment operations:
 Net investment income (loss) .................              (.01)                (.02)            (.01)             .14
 Net realized and unrealized gains (losses) ...               .22                (2.51)            6.33             3.41
                                                         ---------------------------------------------------------------
Total from investment operations ..............               .21                (2.53)            6.32             3.55
                                                         ---------------------------------------------------------------
Less distributions from:
 Net investment income ........................              --                   (.01)            (.07)            (.11)
 Net realized gains ...........................             (1.56)               (1.48)            (.40)             --
                                                         ---------------------------------------------------------------
Total distributions ...........................             (1.56)               (1.49)            (.47)            (.11)
                                                         ---------------------------------------------------------------
Net asset value,end of period .................          $  18.92             $  20.27         $  24.29         $  18.44
                                                         ===============================================================
Total return(*) ...............................              1.14%              (10.95%)          35.05%           23.72%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s) ..............          $141,555             $175,635         $191,638         $119,664
Ratios to average net assets:
 Expenses .....................................              1.26%(**)            1.21%            1.22%            1.24%(**)
 Net investment income (loss) .................              (.08%)(**)           (.11%)           (.05%)           1.28%(**)
Portfolio turnover rate .......................              8.99%               31.91%           21.33%           14.15%

(*) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(**) Annualized

(1)  For the period December 12, 1995 (effective date) to October 31, 1996.


                     See notes to financial statements.


FRANKLIN VALUE INVESTORS TRUST
Statement of Investments, April 30,1999 (unaudited)

     FRANKLIN MICROCAP VALUE FUND                            SHARES         VALUE
-----------------------------------------------------------------------------------
     COMMON STOCKS 94.3%
     COMMERCIAL SERVICES 2.4%
(a,c)Allou Health & Beauty Care Inc., A....................  285,000    $ 2,333,438
     Noland Co. ...........................................   48,500        994,250
                                                                        -----------
                                                                          3,327,688
                                                                        -----------
     CONSUMER DURABLES 7.7%
 (a) Acorn Products Inc. ..................................  160,000        970,000
     Allen Organ Co.,B ....................................   42,000      1,533,000
 (a) Baldwin Piano & Organ Co. ............................   50,500        454,500
 (a) Beazer Homes USA Inc. ................................   20,000        461,250
     Dixie Group Inc. .....................................  100,000        887,500
     Engle Homes Inc. .....................................   90,000      1,046,250
     M/I Schottenstein Homes Inc. .........................   75,000      1,537,500
(a,c)Oriole Homes Corp., B ................................  339,000        508,500
 (a) OroAmerica Inc. ......................................   46,300        396,444
     Pulaski Furniture Corp. ..............................   80,000      1,720,000
 (a) Washington Homes Inc. ................................  233,500      1,415,594
                                                                        -----------
                                                                         10,930,538
                                                                        -----------
     CONSUMER NON-DURABLES 8.0%
 (a) Chic By H.I.S.Inc ....................................  194,100        618,694
     Garan Inc. ...........................................   90,000      2,407,500
     Genesee Corp., A .....................................    7,000        142,625
     Genesee Corp., B .....................................   36,000        733,500
 (a) Hampton Industries Inc. ..............................  220,620      1,020,368
 (a) McNaughton Apparel Group Inc. ........................  341,200      2,004,550
(a,c)Seneca Foods Corp., A ................................  191,600      2,658,450
 (a) Seneca Foods Corp., B ................................   42,500        552,500
     Standard Commercial Corp. ............................  250,000      1,109,375
                                                                        -----------
                                                                         11,247,562
                                                                        -----------
     CONSUMER SERVICES 2.2%
 (a) Casino Data Systems ..................................  775,000      2,470,313
 (a) Unique Casual Restaurants Inc. .......................  150,000        637,500
                                                                        -----------
                                                                          3,107,813
                                                                        -----------
     ELECTRONIC TECHNOLOGY 6.7%
 (a) Aehr Test Systems ....................................  122,000        549,000
 (a) Datron Systems Inc. ..................................  120,000        930,000
(a,c)ECC International Corp. ..............................  780,000      2,193,750
 (c) Espey Manufacturing & Electronics Corp. ..............   93,000      1,185,750
 (a) Moore Products Co. ...................................  129,700      3,015,525
 (a) SPACEHAB Inc. ........................................  137,700        757,350
 (a) Sparton Corp. ........................................  136,100        859,131
                                                                        -----------
                                                                          9,490,506
                                                                        -----------
     ENERGY MINERALS 3.2%
 (a) Crystal Oil Co. ......................................   48,000      1,554,000
(a,c)Maynard Oil Co. ......................................  298,500      2,695,843
     Home-Stake Oil & Gas Co. .............................   59,000        236,000
                                                                        -----------
                                                                          4,485,843
                                                                        -----------



FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS, APRIL 30, 1999 (UNAUDITED) (CONT.)

     FRANKLIN MICROCAP VALUE FUND                           SHARES         VALUE
----------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     FINANCE 14.3%
(a,c)ACMAT Corp., A ................................        150,000    $ 2,231,250
(a,c)Allstate Financial Corp. ......................        194,000      1,048,822
 (a) American Indemnity Financial Corp. ............         66,500        901,906
     Amwest Insurance Group Inc. ...................        187,000      1,870,000
 (a) Bresler & Reiner Inc. .........................         78,000      2,310,750
     FFD Financial Corp. ...........................         35,000        560,000
     Fidelity Financial of Ohio Inc. ...............        116,000      1,421,000
     GA Financial Inc. .............................        145,300      2,306,638
     Meridian Insurance Group Inc. .................        110,000      1,832,193
     National Security Group Inc. ..................          7,000         83,125
     Old Guard Group Inc. ..........................        160,000      2,050,000
     PAULA Financial ...............................        100,000        775,000
     PHS Bancorp Inc. ..............................         25,000        267,188
 (a) Pinnacle Global Group Inc. ....................        200,525      1,115,420
 (a) Quaker City Bancorp Inc. ......................         90,000      1,406,250
     Somerest Group Inc. ...........................          6,700        110,131
                                                                       -----------
                                                                        20,289,673
                                                                       -----------
     HEALTH SERVICES .6%
(a,c)American Physicians Service Group Inc. ........        242,000        816,750
                                                                       -----------
     INDUSTRIAL SERVICES 8.6%
 (c) Ecology & Environment Inc., A .................        110,000        776,875
(a,c)EMCON .........................................        602,100      3,349,173
(a,c)GZA GeoEnvironmental Technologies Inc. ........        310,000      1,317,500
(a,c)Harding Lawson Associates Group Inc. ..........        300,900      2,143,913
 (a) Matrix Service Co. ............................        174,000        609,000
(a,c)NSC Corp. .....................................        800,000        800,000
     Petroleum Helicopters Inc. ....................         17,600        237,600
     Petroleum Helicopters Inc. ....................        110,000      1,402,500
(a,c)Roy F. Weston Inc., A .........................        633,000      1,582,500
                                                                       -----------
                                                                        12,219,061
                                                                       -----------
     NON-ENERGY MINERALS 3.5%
     Case,Pomery & Co.Inc., A ......................            220        222,200
     Case,Pomery & Co.Inc., B ......................            500        651,250
 (a) Devcon International Corp. ....................        167,500        314,063
(a,c)Kentucky Electric Steel Inc. ..................        450,000      1,209,375
 (a) Zemex Corp. ...................................        407,773      2,497,610
                                                                       -----------
                                                                         4,894,498
                                                                       -----------
     PROCESS INDUSTRIES 5.4%
 (a) American Pacific Corp. ........................        300,000      2,475,000
(a,c)Concord Fabrics Inc., A .......................        146,000        720,875
 (a) Flanders Corp. ................................        700,000      1,881,250
 (a) Griffin Land & Nurseries Inc. .................        133,600      1,469,600
 (a) Orange-co Inc. ................................        145,000        752,188
     Thomaston Mills Inc., A .......................        103,800        298,425
                                                                       -----------
                                                                         7,597,338
                                                                       -----------



FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS, APRIL 30, 1999 (UNAUDITED) (CONT.)

     FRANKLIN MICROCAP VALUE FUND                           SHARES        VALUE
----------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     PRODUCER MANUFACTURING 8.5%
(a,c)Aerovox Inc. ..................................        530,000    $ 1,325,000
(a,c)Art's-Way Manufacturing Co. Inc ................        87,500        442,969
(a,c)Athey Products Corp. ..........................        200,000        575,000
 (a) Bridgeport Machines Inc. ......................        127,700      1,181,225
 (a) Continental Materials Corp. ...................         50,000      1,825,000
     Insteel Industries Inc. .......................        260,000      2,177,500
     Monarch Machine Tool Co. ......................        100,000        787,500
 (a) Napco Security Systems Inc. ...................         15,000         44,063
 (a) Nashua Corp. ..................................        142,900      1,536,175
 (a) Rofin-Sinar Technologies Inc. .................         18,900        111,038
(a,c)Temtex Industries Inc. ........................        265,500        680,344
     TransPro Inc. .................................        230,000      1,408,750
                                                                       -----------
                                                                        12,094,564
                                                                       -----------
     RETAIL TRADE 10.3%
 (a) Catherines Stores Corp. .......................        149,500      1,476,313
 (a) Designs Inc. ..................................        695,000      1,694,063
 (a) Jacobson Stores Inc. ..........................         87,200        555,900
 (a) Lechters Inc. .................................        630,000        964,719
 (a) Little Switzerland Inc. .......................        279,200        261,750
(a,c)S&K Famous Brands Inc. ........................        265,000      2,434,688
 (a) Syms Corp. ....................................        100,600        811,088
 (a) Trak Auto Corp. ...............................         50,000        435,940
 (a) United Retail Group Inc. ......................        261,000      2,822,063
(a,c)Village Super Market Inc., A ..................        108,500      1,383,375
     Wolohan Lumber Co. ............................        138,000      1,621,500
     Zions Cooperative Mercantile Institution ......          9,400        136,300
                                                                       -----------
                                                                        14,597,699
                                                                       -----------
     TECHNOLOGY SERVICES 2.4%
(a,c)Government Technology Services Inc. ...........        470,000      1,850,625
 (a) Ultrak Inc. ...................................        275,000      1,615,625
                                                                       -----------
                                                                         3,466,250
                                                                       -----------
     TELECOMMUNICATIONS 2.0%
 (c) Atlantic Tele-Network Inc. ....................        300,000      2,812,500
                                                                       -----------
     TRANSPORTATION 4.5%
 (a) Crowley Maritime Corp. ........................          2,050      3,080,125
     Providence & Worchester Railroad Co. ..........        149,400      1,886,175
(a,c)TransFinancial Holdings Inc. ..................        310,900      1,399,050
                                                                       -----------
                                                                         6,365,350
                                                                       -----------
     UTILITIES 4.0%
 (a) Bangor Hydro-Electric Co. .....................        220,000      2,653,750
     Green Mountain Power Corp. ....................        140,000      1,338,750
 (c) Maine Public Service Co. ......................        120,000      1,680,000
                                                                       -----------
                                                                         5,672,500
                                                                       -----------
     TOTAL LONG TERM INVESTMENTS (COST $145,623,498)                   133,416,133
                                                                       -----------



FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS, APRIL 30, 1999 (UNAUDITED) (CONT.)

                                                                              PRINCIPAL
   FRANKLIN MICROCAP VALUE FUND                                                 AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------
(b)REPURCHASE AGREEMENT 6.3%
   Joint Repurchase Agreement,4.862%,5/03/99,(Maturity Value $8,968,245)
     (COST $8,964,613) .................................................    $   8,964,613     $   8,964,613
    Barclays Capital Inc.
    Bear,Stearns & Co.Inc
    Chase Securities Inc.
    CIBC Oppenheimer Corp.
    Deutsche Bank Securities Inc.
    Donaldson, Lufkin & Jenrette Securities Corp.
    Dresdner Kleinwort Benson, North America LLC
    Lehman Brothers Inc.
    Paine Webber Inc.
    Paribas Corp.
    UBS Securities LLC
     Collateralized by U.S. Treasury Bills and Notes
                                                                                              -------------
   TOTAL INVESTMENTS (COST $154,588,111) 100.6% ........................                        142,380,746
   OTHER ASSETS, LESS LIABILITIES (.6%).................................                           (825,379)
                                                                                              -------------
   NET ASSETS 100.0% ...................................................                      $ 141,555,367
                                                                                              =============

(a)  Non-income producing.

(b) Investment is through participation in a joint account with other funds managed by the investment advisor. At 4/30/99, all repurchase agreements had been entered into on that date.

(c)  See Note 7 regarding holdings of 5% voting securities.


                     See notes to financial statements.


FRANKLIN VALUE INVESTORS TRUST
Financial Highlights

FRANKLIN VALUE FUND

                                                                                        CLASS A
                                                           ---------------------------------------------------------------
                                                           SIX MONTHS ENDED                 YEAR ENDED OCTOBER 31,
                                                             APRIL 30, 1999         ---------------------------------------
                                                              (UNAUDITED)            1998            1997          1996(2)
                                                           ----------------        -------         -------         -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ................           $ 17.98             $ 24.68         $ 17.15         $15.00
                                                               ----------------------------------------------------------
Income from investment operations:
 Net investment income (loss) .......................             (.05)               (.03)            .08            .05
 Net realized and unrealized gains (losses) .........              .33               (6.45)           7.90           2.15
                                                               ----------------------------------------------------------
Total from investment operations ....................              .28               (6.48)           7.98           2.20
                                                               ----------------------------------------------------------
Less distributions from:
 Net investment income ..............................             --                  (.01)           (.08)          (.05)
 Net realized gains .................................             (.09)               (.21)           (.37)          --
                                                               ----------------------------------------------------------
Total distributions .................................             (.09)               (.22)           (.45)          (.05)
                                                               ----------------------------------------------------------
Net asset value, end of period ......................          $ 18.17             $ 17.98         $ 24.68         $17.15
                                                               ==========================================================
Total return(*) .....................................             1.60%             (26.48%)         47.43%         14.69%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...................          $74,320             $98,288         $78,897         $7,828
Ratios to average net assets:
 Expenses ...........................................             1.53%(**)           1.32%           1.32%          1.35%(**)
 Expenses excluding waiver and payments by affiliate              1.53%(**)           1.38%           1.41%          2.87%(**)
 Net investment income (loss) .......................             (.31%)(**)          (.16%)           .27%           .57%(**)
Portfolio turnover rate .............................            18.11%              36.88%          13.92%         32.52%

(*) Total return does not reflect sales commissions or contingent deferred sales charge, and is not annualized for periods less than one year.

(**) Annualized

(2)  For the period March 11, 1996 (effective date) to October 31, 1996.



FRANKLIN VALUE INVESTORS TRUST
Financial Highlights (continued)

FRANKLIN VALUE FUND (CONT.)

                                                                    CLASS B
                                                                ----------------
                                                                 PERIOD ENDED
                                                                APRIL 30, 1999(3)
                                                                 (UNAUDITED)
                                                                ----------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........................    $ 18.33
                                                                   -------
Income from investment operations:
 Net investment loss ..........................................       (.02)
 Net realized and unrealized losses ...........................       (.18)
                                                                   -------
Total from investment operations ..............................       (.20)
                                                                   -------
Net asset value, end of period ................................    $ 18.13
                                                                   =======

Total return(*) ...............................................      (1.09%)

RATIOS/SUPPLEMENTAL DATA
Net assets,end of period (000's) ..............................    $   421
Ratios to average net assets:
 Expenses .....................................................       2.20%(**)
 Net investment loss ..........................................       (.80%)(**)
Portfolio turnover rate .......................................      18.11%


(*) Total return does not reflect contingent deferred sales charge, and it is not annualized for periods less than one year.

(**) Annualized

(3)  For the period January 1, 1999 (effective date) to April 30, 1999.



FRANKLIN VALUE INVESTORS TRUST
Financial Highlights (continued)

FRANKLIN VALUE FUND (CONT.)

                                                                                   CLASS C
                                                        ------------------------------------------------------------
                                                        SIX MONTHS ENDED              YEAR ENDED OCTOBER 31,
                                                         APRIL 30, 1999      ---------------------------------------
                                                           (UNAUDITED)          1998            1997         1996(4)
                                                        ---------------      ----------      ----------      -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ................    $    17.82          $    24.59      $    17.14      $ 16.38
                                                         -----------------------------------------------------------
Income from investment operations:
 Net investment income (loss) .......................          (.13)               (.13)           (.02)         .01
 Net realized and unrealized gains (losses) .........           .35               (6.43)           7.84          .76
                                                         -----------------------------------------------------------
Total from investment operations ....................           .22               (6.56)           7.82          .77
                                                         -----------------------------------------------------------
Less distributions from:
 Net investment income ..............................          --                  --              --           (.01)
 Net realized gains .................................          (.09)               (.21)           (.37)        --
                                                         -----------------------------------------------------------
Total distributions .................................          (.09)               (.21)           (.37)        (.01)
                                                         -----------------------------------------------------------
Net asset value, end of period ......................    $    17.95          $    17.82      $    24.59      $ 17.14
                                                         ===========================================================

Total return(*) .....................................          1.28%             (26.93%)         46.40%        4.68%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...................    $   34,598          $   41,694      $   21,554      $   434
Ratios to average net assets:
 Expenses ...........................................          2.20%(**)           1.97%           1.87%        2.00%(**)
 Expenses excluding waiver and payments by affiliate           2.20%(**)           2.03%           1.96%        3.52%(**)
 Net investment loss ................................          (.97%)(**)          (.81%)          (.30%)       (.08%)(**)
Portfolio turnover rate .............................         18.11%              36.88%          13.92%       32.52%


(*) Total return does not reflect sales commissions or contingent deferred sales charge, and is not annualized for periods less than one year.

(**) Annualized

(4)  For the period September 1, 1996 (effective date) to October 31, 1996.



FRANKLIN VALUE INVESTORS TRUST
Financial Highlights (continued)

FRANKLIN VALUE FUND (CONT.)

                                                                      ADVISOR CLASS
                                                       -------------------------------------------
                                                       SIX MONTHS ENDED    YEAR ENDED OCTOBER 31,
                                                        APRIL 30, 1999    ------------------------
                                                          (UNAUDITED)        1998         1997(5)
                                                       -------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............    $   18.07          $   24.72      $   18.75
                                                       -------------------------------------------
Income from investment operations:
 Net investment income ............................          .02                .04            .10
 Net realized and unrealized gains (losses) .......          .31              (6.45)          5.95
                                                       -------------------------------------------
Total from investment operations ..................          .33              (6.41)          6.05
                                                       -------------------------------------------
Less distributions from:
 Net investment income ............................          --                (.03)          (.08)
 Net realized gains ...............................         (.09)              (.21)           --
                                                       -------------------------------------------
Total distributions ...............................         (.09)              (.24)          (.08)
                                                       -------------------------------------------
Net asset value, end of period ....................    $   18.31          $   18.07      $   24.72
                                                       ===========================================

Total return(*) ...................................         1.87%            (26.18%)        32.35%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................    $   3,009          $   4,739      $   4,495
Ratios to average net assets:
 Expenses .........................................         1.22%(**)           .97%           .98%(**)
 Expenses excluding waiver and payments by affiliate        1.22%(**)          1.03%          1.07%(**)
 Net investment income ............................          .01%(**)           .19%           .59%(**)
Portfolio turnover rate ...........................        18.11%             36.88%         13.92%


(*)  Total return is not annualized for periods less than one year.

(**) Annualized

(5)  For the period January 2, 1997 (effective date) to October 31, 1997.


                       See notes to financial statements



FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS, APRIL 30, 1999 (UNAUDITED)

                                                         SHARES/
    FRANKLIN VALUE FUND                                   RIGHTS        VALUE
--------------------------------------------------------------------------------
   COMMON STOCKS AND RIGHTS 96.9%
   COMMERCIAL SERVICES 2.2%
   Nash-Finch Co. ..............................          24,000     $   228,000
   Reynolds & Reynolds Co., A ..................          75,500       1,722,344
   Unisource Worldwide Inc. ....................          64,000         520,000
                                                                     -----------
                                                                       2,470,344
                                                                     -----------
   CONSUMER DURABLES 4.3%
(a)Cannondale Corp. ............................          50,000         475,000
   Coachmen Industries Inc. ....................          28,000         528,500
   D.R. Horton Inc. ............................          51,000         984,938
(a)Engel General Developers Ltd. ...............         220,000         584,386
   Engle Homes Inc. ............................          38,000         441,750
   Flexsteel Industries Inc. ...................          46,200         603,488
   M/I Schottenstein Homes Inc. ................          29,500         604,750
(a)RockShox Inc. ...............................         105,800         148,787
(a)TBC Corp. ...................................          53,000         410,750
                                                                     -----------
                                                                       4,782,349
                                                                     -----------
   CONSUMER NON-DURABLES 12.0%
(a)Chic By H.I.S. Inc ..........................          20,000          63,750
   DIMON Inc. ..................................         160,000         700,000
   Schweitzer-Mauduit International Inc. .......          42,000         695,625
(a)Sola International Inc. .....................          58,000         862,750
   Standard Commercial Corp. ...................         260,000       1,153,750
(a)The Timberland Co., A .......................          49,000       3,393,250
(a)Tropical Sportswear International Corp. .....         194,000       4,255,875
   Wolverine World Wide Inc. ...................         200,000       2,400,000
                                                                     -----------
                                                                      13,525,000
                                                                     -----------
   CONSUMER SERVICES 1.0%
(a)Aztar Corp. .................................         168,000       1,165,500
                                                                     -----------
   ELECTRONIC TECHNOLOGY 5.4%
(a)Aehr Test Systems ...........................         191,400         861,300
   B.F. Goodrich Co. ...........................          15,000         596,250
   Cordant Technologies Inc. ...................          10,300         475,088
(a)ESCO Electronics Corp. ......................          43,000         416,563
(a)Ladish Co. Inc ..............................         181,100       1,211,106
(a)NCR Corp. ...................................          20,000         820,000
(a)SPACEHAB Inc. ...............................         209,700       1,153,350
   United Industrial Corp. .....................          48,000         564,000
                                                                     -----------
                                                                       6,097,657
                                                                     -----------
   ENERGY MINERALS 1.3%
(a)Nuevo Energy Co. ............................          94,000       1,492,250
                                                                     -----------
   FINANCE 22.1%
(a)Acceptance Insurance Cos. Inc ...............          65,000         914,055
   Allstate Corp. ..............................          58,000       2,109,750
(a)American Safety Insurance Group Ltd. ........         133,000       1,014,125
   Executive Risk Inc. .........................          15,000       1,076,250



FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS, APRIL 30, 1999 (UNAUDITED) (CONT.)

                                                          SHARES/
   FRANKLIN VALUE FUND                                     RIGHTS        VALUE
--------------------------------------------------------------------------------
   COMMON STOCKS AND RIGHTS (CONT.)
   FINANCE (CONT.)
   HCC Insurance Holdings Inc. ...................         32,000    $   676,000
   Household International Inc. ..................         36,500      1,836,406
(a)Matrix Bancorp Inc. ...........................         93,800      1,407,000
   MMI Cos. Inc. .................................        111,000      1,720,500
(a)PBOC Holdings Inc. ............................        100,000        875,000
   Penn-America Group Inc. .......................        127,000      1,333,500
   Presidential Life Corp. .......................         82,200      1,474,463
(a)Professionals Group Inc. ......................        100,000      2,543,750
(a)StanCorp Financial Group Inc. .................         71,000      1,708,438
(a)Symons International Group Inc. ...............        115,500        649,688
   Terra Nova (Bermuda) Holdings Ltd., A .........         48,000      1,077,000
   The Centris Group Inc. ........................        146,000      1,660,750
   The PMI Group Inc. ............................         33,700      1,880,881
(a)The Seibels Bruce Group Inc. ..................        218,600        901,725
                                                                     -----------
                                                                      24,859,281
                                                                     -----------
   HEALTH TECHNOLOGY 3.0%
(a)OrthoLogic Corp. ..............................        331,200        993,600
(a)SkyePharma PLC, ADR (United Kingdom) ..........         12,600        127,580
(a)SkyePharma PLC, rts., 3/31/00 (United Kingdom).        155,800           --
   West Pharmaceutical Services Inc. .............         68,300      2,258,169
                                                                     -----------
                                                                       3,379,349
                                                                     -----------
   INDUSTRIAL SERVICES 9.6%
(a)Atwood Oceanics Inc. ..........................         69,000      2,406,375
   ENSCO International Inc. ......................        135,000      2,505,938
(a)Perini Corp. ..................................        103,000        502,125
(a)R&B Falcon Corp. ..............................        153,000      1,530,000
(a)Rowan Cos. Inc ................................        170,000      2,720,000
   Santa Fe International Corp. ..................         50,000      1,075,000
                                                                     -----------
                                                                      10,739,438
                                                                     -----------
   NON-ENERGY MINERALS 4.2%
   Carpenter Technology Corp. ....................         45,000      1,409,063
(a)Lone Star Technologies Inc. ...................         90,000      1,546,875
   LTV Corp. .....................................        280,000      1,785,000
                                                                     -----------
                                                                       4,740,938
                                                                     -----------
   PROCESS INDUSTRIES 1.2%
   RPM Inc. ......................................         66,000        928,125
   Tuscarora Inc. ................................         35,000        441,875
                                                                     -----------
                                                                       1,370,000
                                                                     -----------
   PRODUCER MANUFACTURING 18.3%
   Baldor Electric Co. ...........................         67,000      1,293,938
   Commercial Intertech Corp. ....................         42,000        538,125
   Commonwealth Industries Inc. ..................        119,400      1,149,225
   Dana Corp. ....................................         41,000      1,932,125
   Easco Inc. ....................................        116,100        870,750



FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS,APRIL 30,1999 (UNAUDITED) (CONT.)

                                                                            SHARES/
    FRANKLIN VALUE FUND                                                      RIGHTS         VALUE
---------------------------------------------------------------------------------------------------
   COMMON STOCKS AND RIGHTS (CONT.)
   PRODUCER MANUFACTURING (CONT.)
(a)Global Industrial Technologies Inc. ............................         133,100    $  1,755,256
(a)Holophane Corp. ................................................          34,000         877,625
   JLG Industries Inc. ............................................         289,000       4,642,063
(a)Keystone Consolidated Industries Inc. ..........................          85,600         583,150
   Myers Industries Inc. ..........................................          71,000       1,606,375
   Patrick Industries Inc. ........................................          50,000         637,500
   Superior Industries International Inc. .........................          31,000         775,000
   Timken Co. .....................................................         105,000       2,342,813
   Watts Industries Inc.,A ........................................         102,000       1,568,250
                                                                                       ------------
                                                                                         20,572,195
                                                                                       ------------
   RETAIL TRADE 2.8%
(a)Duckwall-ALCO Stores Inc. ......................................          44,500         408,844
(a)Little Switzerland Inc. ........................................           8,600           8,063
   Schultz Sav-O Stores Inc. ......................................          63,250       1,019,906
(a)Syms Corp. .....................................................         205,000       1,652,813
                                                                                       ------------
                                                                                          3,089,626
                                                                                       ------------
   TECHNOLOGY SERVICES .9%
(a)Ultrak Inc. ....................................................         166,000         975,250
                                                                                       ------------
   TRANSPORTATION 8.6%
   Air Express International Corp. ................................          38,800         848,750
(a)Conrad Industries Inc. .........................................          69,800         418,800
(a)Fritz Cos.Inc ..................................................          71,000         718,875
   Kenan Transport Co. ............................................          70,150       2,253,569
(a)Midwest Express Holdings .......................................          48,000       1,500,000
(a)Motor Cargo Industries Inc. ....................................         160,300         951,782
   Teekay Shipping Corp.(Canada) ..................................          40,000         680,000
   Tidewater Inc. .................................................          85,000       2,252,500
                                                                                       ------------
                                                                                          9,624,276
                                                                                       ------------
   TOTAL COMMON STOCKS AND RIGHTS (COST $136,604,058) .............                     108,883,453
                                                                                       ------------

                                                                         PRINCIPAL
                                                                          AMOUNT
                                                                         ---------
   CORPORATE BONDS .1%
   Hechinger Co.,senior note,6.95%,10/15/03 .......................    $    500,000         102,500
                                                                                            -------
   CONVERTIBLE BONDS .7%
 (c)SPACEHAB Inc.,cvt.sub.note,144A,8.00%,10/15/07 ................       1,000,000         737,500
                                                                                            -------
   TOTAL BONDS (COST $1,335,701) ..................................                         840,000
                                                                                            -------


FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS,APRIL 30,1999 (UNAUDITED) (CONT.)

                                                                          PRINCIPAL
  FRANKLIN VALUE FUND                                                       AMOUNT         VALUE
----------------------------------------------------------------------------------------------------
(b)REPURCHASE AGREEMENT 2.8%
   Joint Repurchase Agreement,4.862%,5/03/99,(Maturity Value
    $3,218,681) (COST $3,217,377) ...................................   $  3,217,377    $  3,217,377
    Barclays Capital Inc. ...........................................
    Bear,Stearns & Co. ..............................................
    Chase Securities Inc. ...........................................
    CIBC Oppenheimer Corp. ..........................................
    Deutsche Bank Securities Inc. ...................................
    Donaldson,Lufkin & Jenrette Securities Corp. ....................
    Dresdner Kleinwort Benson North America LLC
    Lehman Brothers Inc. ............................................
    Paine Webber Inc. ...............................................
    Paribas Corp. ...................................................
    UBS Securities LLC
     Collateralized by U.S.Treasury Bills & Notes
                                                                                        ------------
   TOTAL INVESTMENTS (COST $141,157,136) 100.5% .....................                   $112,940,830
   OTHER ASSETS, LESS LIABILITIES (.5%) .............................                       (592,657)
                                                                                        ------------
   NET ASSETS 100.0% ................................................                   $112,348,173
                                                                                        ============

(a)  Non-income producing.

(b) Investment is through participation in a joint account with other funds managed by the investment advisor.At 4/30/99,all repurchase agreements had been entered into on that date.

(c)  See Note 6 regarding restricted securities.


                       See notes to financial statements.



FRANKLIN VALUE INVESTORS TRUST
Financial Statements

Statements of Assets and Liabilities
April 30, 1999 (unaudited)

                                                                          FRANKLIN               FRANKLIN                FRANKLIN
                                                                         BALANCE SHEET           MICROCAP                  VALUE
                                                                        INVESTMENT FUND         VALUE FUND                  FUND
                                                                      --------------------------------------------------------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ...............................         $  889,825,646         $  101,841,568          $         --
  Cost - Non-controlled affiliated issuers ..................            402,353,413             52,746,543             141,157,136
                                                                      ==============================================================
  Value - Unaffiliated issuers ..............................            952,438,153            100,224,431             112,940,830
  Value - Non-controlled affiliated issuers .................            376,736,877             42,156,315                    --
 Receivables:
  Investment securities sold ................................                545,760                205,997                 435,063
  Capital shares sold .......................................              2,412,604                 77,710                 206,084
  Dividends and interest ....................................                376,425                  1,750                  42,398
 Organization costs (Note 1) ................................                   --                     --                     1,092
                                                                      --------------------------------------------------------------
      Total assets ..........................................          1,332,509,819            142,666,203             113,625,467
                                                                      --------------------------------------------------------------

Liabilities:
 Payables:
  Investment securities purchased ...........................                104,456                   --                    18,000
  Capital shares redeemed ...................................              6,637,351                753,218                 666,194
  Affiliates ................................................              1,391,999                219,926                 275,846
  Shareholders ..............................................              1,513,145                125,918                 263,483
 Other liabilities ..........................................                135,234                 11,774                  53,771
                                                                      --------------------------------------------------------------
      Total liabilities .....................................              9,782,185              1,110,836               1,277,294
                                                                      --------------------------------------------------------------
        Net assets,at value .................................         $1,322,727,634         $  141,555,367          $  112,348,173
                                                                      ==============================================================

Net assets consist of:
 Undistributed net investment income (loss) .................         $    2,094,560         $      (57,213)         $     (317,180)
 Net unrealized appreciation (depreciation) .................             36,995,971            (12,207,365)            (28,216,306)
 Accumulated net realized gain (loss) .......................             11,588,486             14,984,835             (17,137,687)
 Capital shares .............................................          1,272,048,617            138,835,110             158,019,346
                                                                      --------------------------------------------------------------
      Net assets, at value ..................................         $1,322,727,634         $  141,555,367          $  112,348,173
                                                                      ==============================================================


                       See notes to financial statements.


FRANKLIN VALUE INVESTORS TRUST
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
April 30, 1999 (unaudited)

                                                                                      FRANKLIN           FRANKLIN         FRANKLIN
                                                                                   BALANCE SHEET          MICROCAP          VALUE
                                                                                  INVESTMENT FUND        VALUE FUND          FUND
                                                                                  --------------------------------------------------
CLASS A:
 Net assets, at value .....................................................       $1,322,727,634        $141,555,367     $74,320,336
                                                                                  --------------------------------------------------
 Shares outstanding .......................................................           43,666,140           7,480,102       4,089,691
                                                                                  --------------------------------------------------
 Net asset value per share(*) .............................................               $30.29              $18.92          $18.17
                                                                                  --------------------------------------------------
 Maximum offering price per share (net asset value
  per share/98.50%, 94.25%, 94.25%, respectively) .........................               $30.75              $20.07          $19.28
                                                                                  --------------------------------------------------
CLASS B:
 Net assets, at value .....................................................                   --                  --        $421,167
                                                                                  --------------------------------------------------
 Shares outstanding .......................................................                   --                  --          23,232
                                                                                  --------------------------------------------------
 Net asset value and maximum offering price per share(*) ..................                   --                  --          $18.13
                                                                                  --------------------------------------------------
CLASS C:
 Net assets, at value .....................................................                   --                  --     $34,597,936
                                                                                  --------------------------------------------------
 Shares outstanding .......................................................                   --                  --       1,927,298
                                                                                  --------------------------------------------------
 Net asset value per share(*) .............................................                   --                  --          $17.95
                                                                                  --------------------------------------------------
 Maximum offering price per share (net asset value per share/99.00%) ......                   --                  --          $18.13

ADVISOR CLASS:
 Net assets, at value .....................................................                   --                  --      $3,008,734
                                                                                  --------------------------------------------------
 Shares outstanding .......................................................                   --                  --         164,363
                                                                                  --------------------------------------------------
 Net asset value and maximum offering price per share .....................                   --                  --          $18.31
                                                                                  --------------------------------------------------


(*) Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

                       See notes to financial statements.


FRANKLIN VALUE INVESTORS TRUST
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

                                                                                      FRANKLIN           FRANKLIN          FRANKLIN
                                                                                    BALANCE SHEET        MICROCAP           VALUE
                                                                                   INVESTMENT FUND      VALUE FUND          FUND
                                                                                   -------------------------------------------------
Investment income:
 Dividends:
  Unaffiliated issuers(+) ....................................................       $8,726,435          $592,431          $639,632
  Non-controlled affiliated issuers (Note 7) .................................        1,743,327           206,534                --
 Interest ....................................................................        5,524,719           169,176           137,279
                                                                                   -------------------------------------------------
      Total investment income ................................................       15,994,481           968,141           776,911
                                                                                   -------------------------------------------------
Expenses:
 Management fees (Note 3) ....................................................        3,308,959           605,249           464,410
 Distribution fees (Note 3)
  Class A ....................................................................        1,754,745           201,674           134,731
  Class B ....................................................................               --                --               583
  Class C ....................................................................               --                --           189,626
 Transfer agent fees (Note 3) ................................................          950,238           165,209           182,841
 Custodian fees ..............................................................           32,011               499             1,352
 Reports to shareholders .....................................................          101,071            23,701            18,102
 Registration and filing fees ................................................          198,358            22,976            92,858
 Professional fees ...........................................................           29,643             2,415             3,723
 Trustees' fees and expenses .................................................           16,698             1,983             1,784
 Amortization of organization costs (Note 1) .................................               --                --               308
 Other .......................................................................            5,362             1,648             3,773
                                                                                   -------------------------------------------------
      Total expenses .........................................................        6,397,085         1,025,354         1,094,091
                                                                                   -------------------------------------------------
        Net investment income (loss) .........................................        9,597,396           (57,213)         (317,180)
                                                                                   -------------------------------------------------

Realized and unrealized gains (losses): Net realized gain (loss) from:
  Investments:
   Unaffiliated issuers ......................................................        8,223,087        12,662,357       (17,118,119)
   Non-controlled affiliated issuers (Note 7) ................................          541,287         2,339,852                --
   Closed-end funds distributions ............................................        2,850,310                --                --
   Foreign currency transactions .............................................          (16,525)               --                --
                                                                                   -------------------------------------------------
      Net realized gain (loss) ...............................................       11,598,159        15,002,209       (17,118,119)
 Net unrealized appreciation (depreciation) on investments ...................      (30,691,253)      (13,391,337)       17,976,242
                                                                                   -------------------------------------------------
Net realized and unrealized gain (loss) ......................................      (19,093,094)        1,610,872           858,123
                                                                                   -------------------------------------------------
Net increase (decrease) in net assets resulting from operations ..............      $(9,495,698)       $1,553,659          $540,943
                                                                                   =================================================

(+)Net of foreign taxes and fees of $93,837 and $1,938 for the Franklin Balance Sheet Investment Fund and Franklin Value Fund, respectively.

                       See notes to financial statements.


FRANKLIN VALUE INVESTORS TRUST
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS FOR THE SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED) AND THE YEAR ENDED OCTOBER 31, 1998

                                           FRANKLIN BALANCE               FRANKLIN MICROCAP                    FRANKLIN
                                         SHEET INVESTMENT FUND                VALUE FUND                      VALUE FUND
                                         -------------------------------------------------------------------------------------------

                                       SIX MONTHS         YEAR         SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                        ENDED            ENDED            ENDED          ENDED           ENDED            ENDED
                                    APRIL 30, 1999 OCTOBER 31, 1998  APRIL 30, 1999 OCTOBER 31, 1998 APRIL 30, 1999 OCTOBER 31, 1998
                                   -------------------------------------------------------------------------------------------------

Increase (decrease) in net assets:
 Operations:
 Net investment income (loss) ....  $9,597,396      $21,675,728         $(57,213)      $(215,492)      $(317,180)      $(500,662)
 Net realized gain (loss)
  from investments and
  foreign currency
  transactions ...................  11,598,159       53,773,930       15,002,209      13,627,885     (17,118,119)        692,870
 Net unrealized appreciation
  (depreciation) on invest-
  ments and translation of
  assets and liabilities
  denominated in
  foreign currencies .............. (30,691,253)    (140,502,353)     (13,391,337)   (36,789,537)     17,976,242     (54,892,244)
                                     -----------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets resulting
       from operations ............  (9,495,698)     (65,052,695)       1,553,659    (23,377,144)        540,943     (54,700,036)
Distributions to shareholders
 from:
 Net investment income:
  Class A ......................... (10,468,717)     (21,386,657)             --         (64,132)             --         (43,246)
  Advisor Class ...................          --               --              --              --              --          (5,419)
 Net realized gains:
  Class A ......................... (53,832,266)     (65,036,050)     (13,334,402)   (11,892,928)       (484,800)       (750,851)
  Class C .........................          --               --              --              --        (215,264)       (237,831)
  Advisor Class ...................          --               --              --              --         (13,287)        (40,254)
                                     -----------------------------------------------------------------------------------------------
Total distributions
 to shareholders .................. (64,300,983)     (86,422,707)     (13,334,402)    (11,957,060)       (713,351)     (1,077,601)

                       See notes to financial statements.


FRANKLIN VALUE INVESTORS TRUST
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (cont.)
FOR THE SIX MONTHS ENDED APRIL 30, 1999 (unaudited)
AND THE YEAR ENDED OCTOBER 31, 1998

                                          FRANKLIN BALANCE                   FRANKLIN MICROCAP                    FRANKLIN
                                       SHEET INVESTMENT FUND                    VALUE FUND                      VALUE FUND
                                ----------------------------------------------------------------------------------------------
                                  SIX MONTHS         YEAR          SIX MONTHS        YEAR            SIX MONTHS       YEAR
                                    ENDED           ENDED            ENDED          ENDED              ENDED          ENDED
                                   APRIL 30,     OCTOBER 31,        APRIL 30,      OCTOBER 31,       APRIL 30,      OCTOBER 31,
                                    1999             1998             1999            1998              1999           1998
                                ----------------------------------------------------------------------------------------------
 Capital share transactions:
  (Note 2)
   Class A ...................    $(70,682,853)    $395,729,810   $(22,299,261)    $19,331,621    $(23,871,900)       $57,685,763
   Class B ...................              --               --             --              --         398,702                 --
   Class C ...................              --               --             --              --      (6,945,326)        35,364,755
   Advisor Class .............              --               --             --              --      (1,781,483)         2,501,351
                                -------------------------------------------------------------------------------------------------
 Total capital share
  transactions ...............     (70,682,853)     395,729,810    (22,299,261)     19,331,621     (32,200,007)        95,551,869
      Net increase (decrease)
        in net assets ........    (144,479,534)     244,254,408    (34,080,004)    (16,002,583)    (32,372,415)        39,774,232
Net assets:
 Beginning of period .........   1,467,207,168    1,222,952,760    175,635,371     191,637,954     144,720,588        104,946,356
                                -------------------------------------------------------------------------------------------------
 End of period ...............  $1,322,727,634   $1,467,207,168   $141,555,367    $175,635,371    $112,348,173       $144,720,588
                                =================================================================================================
Undistributed net investment
 income (loss) included
 in net assets:
  End of period ..............      $2,094,560       $2,965,881       $(57,213)    $        --       $(317,180)      $         --
                                =================================================================================================

                       See notes to financial statements.



FRANKLIN VALUE INVESTORS TRUST
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

a. ORGANIZATION:

Franklin Value Investors Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end, non-diversified investment company, consisting of three series (the Funds). The Funds' investment objectives are growth and income.

The following summarizes the Funds' significant accounting policies.

b. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

c. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

d. INCOME TAXES:

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

e. SECURITY TRANSACTIONS,INVESTMENT INCOME,EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount is amortized on an income tax basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.


FRANKLIN VALUE INVESTORS TRUST
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

f. ORGANIZATIONAL COSTS

Organization costs are amortized on a straight line basis over five years.

g. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

The classes of shares offered within each of the Funds are indicated below. Effective January 1, 1999, Class I and Class II were renamed Class A and Class C, respectively and the Franklin Value Fund began offering a new class of shares, Class B. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

    CLASS A                                  CLASS A, CLASS B, CLASS C & ADVISOR CLASS
--------------------------------------------------------------------------------------
Franklin Balance Sheet Investment            Fund Franklin Value Fund
Franklin Microcap Value Fund

At April 30, 1999, there were an unlimited number of shares amortized ($.01 par value). Transactions in the Funds' shares were as follows:

                                          FRANKLIN BALANCE                FRANKLIN MICROCAP                   FRANKLIN
                                        SHEET INVESTMENT FUND                VALUE FUND                       VALUE FUND
                                   -------------------------------------------------------------------------------------------------
                                      SHARES           AMOUNT            SHARES         AMOUNT            SHARES       AMOUNT
                                   -------------------------------------------------------------------------------------------------
CLASS A SHARES:
Six months ended April 30,1999
 Shares sold                         8,621,883      $263,795,430        600,368      $11,541,441         763,435        $13,522,689
 Shares issued in reinvestment
  of distributions                   1,959,010        59,674,298        644,762       12,063,490          25,433            439,188
 Shares redeemed                   (12,966,194)     (394,152,581)    (2,431,190)     (45,904,192)     (2,165,171)       (37,833,777)
                                   -------------------------------------------------------------------------------------------------
Net decrease                        (2,385,301)     $(70,682,853)    (1,186,060)    $(22,299,261)     (1,376,303)      $(23,871,900)
                                   =================================================================================================
Year ended October 31,1998
 Shares sold                        18,222,491      $633,618,542      2,069,052      $48,313,995       5,324,861       $124,490,260
 Shares issued in reinvestment
  of distributions                   2,376,759        78,351,007        486,486       10,804,862          30,315            723,006
 Shares redeemed                    (9,270,237)     (316,239,739)    (1,778,377)     (39,787,236)     (3,086,439)       (67,527,503)
                                   -------------------------------------------------------------------------------------------------
Net increase                        11,329,013      $395,729,810        777,161      $19,331,621       2,268,737        $57,685,763
                                   =================================================================================================



FRANKLIN VALUE INVESTORS TRUST
Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (cont.)

                                                                                                           FRANKLIN
                                                                                                          VALUE FUND
                                                                                             ---------------------------------------
                                                                                               SHARES                      AMOUNT
                                                                                             ---------------------------------------
CLASS B SHARES:
Six months ended April 30, 1999(*)
 Shares sold ...............................................................                    23,232                     $398,702
 Shares issued in reinvestment of distributions ............................                        --                           --
 Shares redeemed ...........................................................                        --                           --
                                                                                             ---------------------------------------
Net increase ...............................................................                    23,232                     $398,702
                                                                                             =======================================

CLASS C SHARES:
Six months ended April 30, 1999
 Shares sold ...............................................................                   407,231                   $7,183,286
 Shares issued in reinvestment of distributions ............................                    11,692                      200,079
 Shares redeemed ...........................................................                  (831,617)                 (14,328,691)
                                                                                             ---------------------------------------
Net decrease ...............................................................                  (412,694)                 $(6,945,326)
                                                                                             =======================================

Year ended October 31, 1998
 Shares sold ...............................................................                 2,011,944                  $46,831,107
 Shares issued in reinvestment of distributions ............................                     9,086                      215,872
 Shares redeemed ...........................................................                  (557,458)                 (11,682,224)
                                                                                             ---------------------------------------
Net increase ...............................................................                 1,463,572                  $35,364,755
                                                                                             =======================================

ADVISOR CLASS SHARES:
Six months ended April 30, 1999
 Shares sold ...............................................................                    34,687                     $627,353
 Shares issued in reinvestment of distributions ............................                       758                       13,180
 Shares redeemed ...........................................................                  (133,315)                  (2,422,016)
                                                                                             ---------------------------------------
Net decrease ...............................................................                   (97,870)                 $(1,781,483)
                                                                                             =======================================

Year ended October 31, 1998(**)
 Shares sold ...............................................................                   306,114                   $7,058,256
 Shares issued in reinvestment of distributions ............................                     1,904                       45,486
 Shares redeemed ...........................................................                  (227,624)                  (4,602,391)
                                                                                             ---------------------------------------
Net increase ...............................................................                    80,394                   $2,501,351
                                                                                             =======================================


(*)Effective date of Class B shares was January 1, 1999.

(**)Effective date of Advisor Class shares was January 2, 1997.

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisory Services, Inc. (Advisory Services), Franklin/Templeton Distributors, Inc. (Distributors), Franklin Templeton Services, Inc. (FT Services), and Franklin/ Templeton Investor Services, Inc. (Investor Services), the Funds' investment manager, principal underwriter, administrative manager, and transfer agent, respectively.


FRANKLIN VALUE INVESTORS TRUST
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES (cont.)

The Franklin Balance Sheet Investment Fund pays an investment management fee to Advisory Services based on the average net assets of the Fund as follows:


 ANNUALIZED
  FEE RATE    AVERAGE DAILY NET ASSETS
  ------------------------------------

   .625%      First $100 million
   .500%      Over $100 million,upto and including $250 million
   .450%      Over $250 million,upto and including $10 billion


Fees are further reduced on net assets over $10 billion

The Franklin MicroCap Value Fund pays an investment management fee to Advisory Services of .750% per year of the average daily net assets of the Fund.

The Franklin Value Fund pays an investment management fee to Advisory Services based on the average net assets of the Fund as follows:



 ANNUALIZED
  FEE RATE    AVERAGE DAILY NET ASSETS
  ------------------------------------
   .750%      First $500 million
   .625%      Over $500 million, up to and including $1 billion
   .500%      In excess of $1 billion

Under an agreement with Advisory Services, FT Services provides administrative services to the Funds. The fee is paid by Advisory Services based on average daily net assets, and is not an additional expense of the Funds.

The Franklin Balance Sheet Investment Fund and the Franklin MicroCap Fund reimburse Distributors up to .25% per year of their average daily net assets, and the Franklin Value Fund reimburses Distributors up to .35%, 1.00%, and 1.00% per year of the average daily net assets of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors received (paid) net commissions on sales of the Funds' shares, and received contingent deferred sales charges for the period as follows:

                                        FRANKLIN          FRANKLIN       FRANKLIN
                                       BALANCE SHEET      MICROCAP         VALUE
                                       INVESTMENT FUND    VALUE FUND       FUND
Net commissions received (paid) .....    $(685,612)        $4,507        $(35,899)
Contingent deferred sales charges ...    $   4,155         $  947        $ 64,293

The Funds paid transfer agent fees of $1,298,288, of which $ 926,084 was paid to Investor Services.


FRANKLIN VALUE INVESTORS TRUST
Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES

At April 30, 1999, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

                                                                      FRANKLIN                 FRANKLIN                  FRANKLIN
                                                                    BALANCE SHEET              MICROCAP                    VALUE
                                                                   INVESTMENT FUND             VALUE FUND                   FUND
                                                                  ------------------------------------------------------------------
Investment at cost ....................................           $ 1,292,191,139            $ 154,588,111            $141,157,136
                                                                  ==================================================================
Unrealized appreciation ...............................           $   195,209,527            $  15,132,236            $  10,325,831
Unrealized depreciation ...............................              (158,225,636)             (27,339,601)             (38,542,137)
                                                                  ------------------------------------------------------------------
Net unrealized appreciation (depreciation) ............           $    36,983,891            $ (12,207,365)           $ (28,216,306)
                                                                  ==================================================================

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions. Net realized capital gains differ for financial statement and tax purposes primarily due to differing treatment of wash sales and foreign currency transactions.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended April 30, 1999 were as follows:

                                                            FRANKLIN                       FRANKLIN                      FRANKLIN
                                                          BALANCE SHEET                    MICROCAP                        VALUE
                                                         INVESTMENT FUND                  VALUE FUND                        FUND
                                                         ---------------------------------------------------------------------------
Purchases ............................                    $141,497,125                    $13,942,031                    $22,511,743
Sales ................................                    $ 86,229,444                    $43,822,631                    $52,732,869

6. RESTRICTED SECURITIES

The Fund may purchase securities through a private offering that generally cannot be resold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. Restricted securities held at April 30, 1999 are as follows:

  PRINCIPAL
  AMOUNT            ISSUER                                                     ACQUISITION DATE             COST            VALUE
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN VALUE FUND
$1,000,000   SPACEHAB,Inc.,cvt.sub.notes, 144A, 8.00%, 10/15/07..............  2/06/97 - 10/31/97         $1,000,000        $737,500




FRANKLIN VALUE INVESTORS TRUST
Notes to Financial Statements (unaudited) (continued)

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO ISSUERS

The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at April 30, 1999 were as follows:

                                          NUMBER OF                                                  NUMBER OF
                                        SHARES HELD AT           GROSS             GROSS            SHARES HELD AT        VALUE AT
NAME OF ISSUER:                       BEGINNING OF PERIOD       ADDITIONS        REDUCTIONS         END OF PERIOD      END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN BALANCE SHEET
INVESTMENT FUND
ACMAT Corp.,A ..................           295,000                 --                 --              295,000            $ 4,388,125
Allen Organ Co.,B ..............            83,000                 --                 --               83,000                    (*)
American Pacific Corp. .........           421,100                 --                 --              421,100              3,474,075
Audiovox Corp., A ..............         1,720,000                 --             90,000            1,630,000             10,391,250
Aydin Corp. ....................           270,000                 --            270,000                   --                    (*)
Aztar Corp. ....................         3,400,000            125,000                 --            3,525,000             24,454,688
Castle & Cooke Inc. ............         1,782,400                 --             10,000            1,772,400             26,142,900
Charming Shoppes Inc. ..........         6,600,000                 --                 --            6,600,000             25,575,000
Cherry Corp., A ................           408,900                 --                 --              408,900              5,571,263
Cherry Corp., B ................           271,000                 --                 --              271,000              3,768,607
Chic By H.I.S. Inc .............           756,000                 --                 --              756,000              2,409,750
Commonwealth Industries Inc. ...         1,300,000                 --                 --            1,300,000             12,512,500
Crown Central Petroleum
  Corp., B .....................           500,000                 --             25,000              475,000              3,978,125
Cyrk Inc. ......................         1,187,400                 --             37,400            1,150,000              7,762,500
Delta Woodside Industries Inc...         2,400,000                 --             80,000            2,320,000             15,805,000
Designs Inc. ...................         1,200,000                 --             10,000            1,190,000              2,900,625
Dixie Group Inc. ...............           600,000                 --            100,000              500,000                    (*)
Echelon International
  Corp. Inc ....................           500,000                 --                 --              500,000             11,406,250
Ecology & Environment Inc., A ..           260,000                 --             25,000              235,000              1,659,688
ESCO Electronics Corp. .........           840,000                 --                 --              840,000              8,137,500
Fidelity Bancorp Inc. ..........           144,500                 --              6,200              138,300              3,146,325
Fred's Inc. ....................           850,000            119,000                 --              969,000             11,325,188
Garan Inc. .....................           285,100                 --                 --              285,100              7,626,425
The Good Guys Inc. .............           987,500                 --            187,500              800,000              2,900,000
Haggar Corp. ...................           850,000                 --                 --              850,000              9,243,750
Handleman Co. ..................         2,409,000                 --            409,000            2,000,000             28,125,000
HomeBase Inc. ..................         3,300,000                 --            385,000            2,915,000             14,575,000
Insteel Industries Inc. ........           580,000                 --             10,000              570,000              4,773,750
International Shipholding Corp..           660,000                 --             72,100              587,900              7,789,675
Jacobson Stores Inc. ...........           298,100                 --                 --              298,100              1,900,388
KLLM Transport Services Inc. ...           322,000                 --                 --              322,000              2,143,329
Kaneb Services Inc. ............         3,200,000                 --             10,000            3,190,000             14,753,750
Lechters Inc. ..................           861,600                 --            261,600              600,000                    (*)
Maynard Oil Co. ................           268,000                 --                 --              268,000              2,420,388
Merchants Group Inc. ...........           257,800                 --                 --              257,800              5,574,925
Monarch Machine Tool Co. .......           250,000                 --            110,000              140,000                    (*)
Nash-Finch Co. .................         1,000,000                 --                 --            1,000,000              9,500,000





                                                                REALIZED
                                        DIVIDEND              CAPITAL GAINS
NAME OF ISSUER:                          INCOME                 (LOSSES)
--------------------------------------------------------------------------------
FRANKLIN BALANCE SHEET
INVESTMENT FUND

ACMAT Corp.,A ..................        $    --               $     --
Allen Organ Co.,B ..............         23,240                     --
American Pacific Corp. .........             --                     --
Audiovox Corp., A ..............             --               (151,983)
Aydin Corp. ....................             --                245,748
Aztar Corp. ....................             --                     --
Castle & Cooke Inc. ............             --                (12,220)
Charming Shoppes Inc. ..........             --                     --
Cherry Corp., A ................             --                     --
Cherry Corp., B ................             --                     --
Chic By H.I.S. Inc .............             --                     --
Commonwealth Industries Inc. ...        130,000                     --
Crown Central Petroleum
  Corp., B .....................             --               (139,093)
Cyrk Inc. ......................             --               (115,233)
Delta Woodside
  Industries Inc. ..............        120,000               (182,378)
Designs Inc. ...................             --                (36,969)
Dixie Group Inc. ...............             --               (208,913)
Echelon International
  Corp. Inc ....................             --                     --
Ecology & Environment Inc., A ..         41,600                (25,606)
ESCO Electronics Corp. .........             --                     --
Fidelity Bancorp Inc. ..........         31,108                 84,222
Fred's Inc. ....................         92,560                     --
Garan Inc. .....................        327,865                     --
The Good Guys Inc. .............             --               (832,732)
Haggar Corp. ...................         42,500                     --
Handleman Co. ..................             --              2,132,632
HomeBase Inc. ..................             --             (1,316,076)
Insteel Industries Inc. ........         69,600                (14,952)
International Shipholding Corp..         77,994                (83,529)
Jacobson Stores Inc. ...........             --                     --
KLLM Transport Services Inc. ...             --                 (9,851)
Kaneb Services Inc. ............             --                     --
Lechters Inc. ..................             --               (342,636)
Maynard Oil Co. ................             --                     --
Merchants Group Inc. ...........         25,780                     --
Monarch Machine Tool Co. .......         25,000               (500,487)
Nash-Finch Co. .................        270,000                     --



FRANKLIN VALUE INVESTORS TRUST
Notes to Financial Statements (unaudited) (continued)

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO ISSUERS (cont.)


                                                    NUMBER OF                                                            NUMBER OF
                                                    SHARES HELD AT            GROSS                GROSS              SHARES HELD AT
NAME OF ISSUER:                                   BEGINNING OF PERIOD        ADDITIONS            REDUCTIONS           END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

FRANKLIN BALANCE SHEET
INVESTMENT FUND (CONT.)
Oshkosh Truck Corp., B .................               460,400                      --               152,500               307,900
Pitt-Des Moines Inc. ...................               360,000                  90,000                    --               450,000
Professionals Group Inc. ...............               184,350                 270,650                    --               455,000
Pulaski Furniture Corp. ................               192,000                      --                    --               192,000
Standard Microsystems Corp. ............             1,375,000                      --                    --             1,375,000
Stewart Information Services Corp. .....               400,000                      --                10,000               390,000
Syms Corp. .............................             1,110,000                  27,600                    --             1,137,600
TransFinancial Holdings Inc. ...........               270,000                      --               270,000                    --
TransPro Inc. ..........................               370,000                      --               120,000               250,000
Unique Casual Restaurants Inc. .........               985,000                      --                    --               985,000
VICORP Restaurants Inc. ................               480,000                 126,700                    --               606,700
Wolohan Lumber Co. .....................               520,000                      --                    --               520,000
                                                                                                                        ----------
 TOTAL NON-CONTROLLED AFFILIATED ISSUERS                                                                                46,132,800
                                                                                                                        ==========

FRANKLIN MICROCAP VALUE FUND
ACMAT Corp., A .........................               150,000                      --                    --               150,000
Aerovox Inc. ...........................               530,000                      --                    --               530,000
Allou Health and Beauty Care Inc., A ...               457,000                      --               172,000               285,000
Allstate Financial Corp. ...............               209,000                      --                15,000               194,000
American Physicians Service Group Inc. .               247,000                      --                 5,000               242,000
Art's-Way Manufacturing Co. Inc ........                82,500                   5,000                    --                87,500
Athey Products Corp. ...................               200,000                      --                    --               200,000
Atlantic Tele-Network Inc. .............               300,000                      --                    --               300,000
Concord Fabrics Inc., A ................               148,800                      --                 2,800               146,000
ECC International Corp. ................               800,000                      --                20,000               780,000
Ecology & Environment Inc., A ..........               110,000                      --                    --               110,000
EMCON ..................................               650,000                      --                47,900               602,100
Espey Manufacturing & Electronics Corp.                 93,000                      --                    --                93,000
Government Technology Services Inc. ....               473,000                      --                 3,000               470,000
GZA GeoEnvironmental Technologies Inc. .               310,000                      --                    --               310,000
Harding Lawson Associates Group Inc. ...               304,900                      --                 4,000               300,900
Kentucky Electric Steel Inc. ...........               450,000                      --                    --               450,000
Maine Public Service Co. ...............               120,000                      --                    --               120,000
Maynard Oil Co. ........................               298,500                      --                    --               298,500
Moore Products Co. .....................               134,700                      --                 5,000               129,700
NSC Corp. ..............................               485,000                 315,000                    --               800,000
Oriole Homes Corp., B ..................               359,500                      --                20,500               339,000
Roy F.Weston Inc., A ...................               633,000                      --                    --               633,000
S&K Famous Brands Inc. .................                60,000                 205,000                    --               265,000
Seneca Foods Corp., A ..................               175,600                  16,000                    --               191,600
Spaghetti Warehouse Inc. ...............               550,000                      --               550,000                    --



                                                                                                   REALIZED
                                                          VALUE AT          DIVIDEND             CAPITAL GAINS
NAME OF ISSUER:                                        END OF PERIOD         INCOME                 (LOSSES)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN BALANCE SHEET
INVESTMENT FUND (CONT.)
Oshkosh Truck Corp., B .................               $       (*)            $101,300             $ 3,633,891
Pitt-Des Moines Inc. ...................                10,462,500             130,500                     --
Professionals Group Inc. ...............                11,574,063                  --                     --
Pulaski Furniture Corp. ................                 4,128,000              65,280                     --
Standard Microsystems Corp. ............                10,140,625                  --                     --
Stewart Information Services Corp. .....                15,575,625              59,200                135,339
Syms Corp. .............................                 9,171,900                  --                     --
TransFinancial Holdings Inc. ...........                       (*)                  --             (1,242,046)
TransPro Inc. ..........................                       (*)              37,000               (475,841)
Unique Casual Restaurants Inc. .........                 4,186,250                  --                     --
VICORP Restaurants Inc. ................                 9,252,175                  --                     --
Wolohan Lumber Co. .....................                 6,110,000              72,800                     --

                                                      ------------          ----------             ----------
 TOTAL NON-CONTROLLED AFFILIATED ISSUERS              $376,736,877          $1,743,327             $  541,287
                                                      ============          ==========             ==========

FRANKLIN MICROCAP VALUE FUND
ACMAT Corp., A .........................               $ 2,231,250            $     --               $     --
Aerovox Inc. ...........................                 1,325,000                  --                     --
Allou Health and Beauty Care Inc., A ...                 2,333,438                  --                817,737
Allstate Financial Corp. ...............                 1,048,822                  --                (26,173)
American Physicians Service Group Inc. .                   816,750                  --                (12,076)
Art's-Way Manufacturing Co. Inc ........                   442,969                  --                     --
Athey Products Corp. ...................                   575,000                  --                     --
Atlantic Tele-Network Inc. .............                 2,812,500              90,000                     --
Concord Fabrics Inc., A ................                   720,875                  --                  1,037
ECC International Corp. ................                 2,193,750                  --                (36,889)
Ecology & Environment Inc., A ..........                   776,875              17,600                     --
EMCON ..................................                 3,349,173                  --                 46,911
Espey Manufacturing & Electronics Corp.                  1,185,750               9,300                     --
Government Technology Services Inc. ....                 1,850,625                  --                 (2,063)
GZA GeoEnvironmental Technologies Inc. .                 1,317,500                  --                     --
Harding Lawson Associates Group Inc. ...                 2,143,913                  --                 (2,877)
Kentucky Electric Steel Inc. ...........                 1,209,375                  --                     --
Maine Public Service Co. ...............                 1,680,000              60,000                     --
Maynard Oil Co. ........................                 2,695,843                  --                     --
Moore Products Co. .....................                       (*)              29,634                 27,660
NSC Corp. ..............................                   800,000                  --                     --
Oriole Homes Corp., B ..................                   508,500                  --                (99,750)
Roy F.Weston Inc., A ...................                 1,582,500                  --                     --
S&K Famous Brands Inc. .................                 2,434,688                  --                     --
Seneca Foods Corp., A ..................                 2,658,450                  --                     --
Spaghetti Warehouse Inc. ...............                       (*)                  --              1,381,455



FRANKLIN VALUE INVESTORS TRUST
Notes to Financial Statements (unaudited) (continued)

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO ISSUERS (cont.)


                                                       NUMBER OF                                                    NUMBER OF
                                                   SHARES HELD AT             GROSS                GROSS          SHARES HELD AT
NAME OF ISSUER:                                  BEGINNING OF PERIOD        ADDITIONS           REDUCTIONS        END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

FRANKLIN MICROCAP VALUE FUND (CONT.)
TEI Inc. ...............................                955,000                  --               955,000                 --
Temtex Industries Inc. .................                265,500                  --                    --            265,500
TransFinancial Holdings Inc. ...........                336,000                  --                25,100            310,900
Treadco Inc. ...........................                261,400              24,600               286,000                 --
Village Super Market Inc., A ...........                 95,000              13,500                    --            108,500
 TOTAL NON-CONTROLLED AFFILIATED ISSUERS


                                                                                            REALIZED
                                                     VALUE AT           DIVIDEND         CAPITAL GAINS
NAME OF ISSUER:                                    END OF PERIOD         INCOME              (LOSSES)
-------------------------------------------------------------------------------------------------------

FRANKLIN MICROCAP VALUE FUND (CONT.)
TEI Inc. ...............................            $      (*)         $    --             $     --
Temtex Industries Inc. .................               680,344              --                   --
TransFinancial Holdings Inc. ...........             1,399,050              --              (67,585)
Treadco Inc. ...........................                   (*)              --              312,465
Village Super Market Inc., A ...........             1,383,375              --                   --
                                                   ------------------------------------------------
 TOTAL NON-CONTROLLED AFFILIATED ISSUERS           $42,156,315         $206,534          $2,339,852
                                                   ================================================


(*) As of April 30, 1999 no longer an affiliate.